The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 1.0%
211,103	Tesla, Inc.*	$65,697,365
	Capital Goods - 5.8%
112,653	Axon Enterprise, Inc.*	59,453,747
200,245	Bloom Energy Corp. Class A*	41,212,423
112,123	Carpenter Technology Corp.	58,265,838
180,663	FTAI Aviation Ltd.	37,216,578
187,742	Howmet Aerospace, Inc.	52,992,057
1,041,470	Kratos Defense & Security Solutions, Inc.*	48,532,502
227,451	Vertiv Holdings Co. Class A	54,945,338
79,134	Woodward, Inc.	28,547,591
		381,166,074
	Consumer Discretionary Distribution & Retail - 8.9%
1,997,848	Amazon.com, Inc.*	542,575,560
330,037	Aritzia, Inc.*	32,884,808
171,581	Tory Burch LLC*(1)(2)	7,928,757
		583,389,125
	Consumer Durables & Apparel - 0.6%
1,019,478	On Holding AG Class A*	36,945,883
	Consumer Services - 1.2%
536,019	Airbnb, Inc. Class A*	81,217,599
	Energy - 0.5%
397,184	Cameco Corp.	34,308,754
	Financial Services - 2.3%
216,719	Evercore, Inc. Class A	69,471,443
666,045	KKR & Co., Inc.	67,556,944
107,388	Tradeweb Markets, Inc. Class A	10,792,494
		147,820,881
	Media & Entertainment - 17.6%
1,452,135	Alphabet, Inc. Class A	517,148,838
1,143,598	EchoStar Corp. Class A*	96,165,156
544,619	Liberty Media Corp.-Liberty Formula One Class C*	53,443,462
457,310	Meta Platforms, Inc. Class A	254,589,050
824,835	Netflix, Inc.*	59,148,918
333,138	Reddit, Inc. Class A*	46,862,522
244,139	Spotify Technology SA*	122,054,852
		1,149,412,798
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
254,220	Eli Lilly & Co.	292,058,105
371,426	Illumina, Inc.*	76,179,473
397,574	Natera, Inc.*	106,454,414
195,389	Structure Therapeutics, Inc. ADR*	9,386,487
		484,078,479
	Semiconductors & Semiconductor Equipment - 26.9%
477,496	ARM Holdings PLC ADR*	114,451,016
38,861	ASML Holding NV	63,304,569
1,084,333	Broadcom, Inc.	422,109,150
158,687	Cerebras Systems, Inc. Class A*(3)	31,532,694
235,653	Marvell Technology, Inc.	44,199,077
37,340	Micron Technology, Inc.	30,731,940
5,231,859	NVIDIA Corp.	1,050,295,694
		1,756,624,140
	Software & Services - 8.1%
336,548	Cloudflare, Inc. Class A*	93,890,161
237,046	Datadog, Inc. Class A*	63,521,217
422,974	Microsoft Corp.	196,564,477
568,599	Palantir Technologies, Inc. Class A*	69,971,793
20,599	Rubicon Earnout Shares*(1)(2)	—
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	Software & Services - 8.1% - (continued)
526,659	Shopify, Inc. Class A*		$61,698,102
796,781	Trimble, Inc.*		45,081,869
			530,727,619
	Technology Hardware & Equipment - 17.0%
718,264	Apple, Inc.		221,878,932
1,056,093	Arista Networks, Inc.*		190,466,372
262,787	Celestica, Inc.*		87,098,123
207,176	Coherent Corp.*		54,464,499
1,123,993	Corning, Inc.		155,392,032
1,200,088	Flex Ltd.*		136,510,010
147,937	Sandisk Corp.*		179,718,306
101,852	Seagate Technology Holdings PLC		87,198,553
			1,112,726,827
	Telecommunication Services - 0.8%
463,347	Space Exploration Technologies Corp. Class A*(3)		50,212,914
	Total Common Stocks (cost $3,800,864,980)		$6,414,328,458
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(4)		$4,931,817
	Software & Services - 0.0%
743,470	Lookout, Inc. Series F*(1)(2)(4)		1,977,630
	Total Convertible Preferred Stocks (cost $17,456,734)		$6,909,447
	Total Long-Term Investments (cost $3,818,321,714)		$6,421,237,905
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.2%
$ 10,877,971
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value
of $10,881,271; collateralized by
U.S. Treasury Note at 4.13%, maturing
06/30/2028, with a market value of
$11,095,659
			$10,877,971
	Securities Lending Collateral - 1.1%
73,195,852	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(5)		73,195,852
	Total Short-Term Investments (cost $84,073,823)		$84,073,823
	Total Investments (cost $3,902,395,537)	99.5%	$6,505,311,728
	Other Assets and Liabilities	0.5%	32,792,494
	Net Assets	100.0%	$6,538,104,222
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $14,838,204 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$1,977,630
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	4,931,817
09/2015	Rubicon Earnout Shares	20,599	—	—
11/2013	Tory Burch LLC	171,581	13,447,917	7,928,757
			$30,904,651	$14,838,204

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,414,328,458	$6,406,399,701	$—	$7,928,757
Convertible Preferred Stocks	6,909,447	—	—	6,909,447
Short-Term Investments	84,073,823	73,195,852	10,877,971	—
Total	$6,505,311,728	$6,479,595,553	$10,877,971	$14,838,204

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

2

The Hartford Small Cap Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9%
	Automobiles & Components - 1.7%
22,197	Dorman Products, Inc.*	$2,955,752
20,285	Patrick Industries, Inc.	1,674,527
		4,630,279
	Banks - 0.8%
21,926	Pinnacle Financial Partners, Inc.	2,307,273
	Capital Goods - 16.1%
23,218	AAON, Inc.	2,067,795
43,187	Amprius Technologies, Inc.*	414,595
7,463	ATI, Inc.*	1,398,865
36,937	Atmus Filtration Technologies, Inc.	1,907,057
13,391	AZZ, Inc.	1,937,946
17,257	Construction Partners, Inc. Class A*	1,783,511
11,288	DXP Enterprises, Inc.*	1,772,442
9,191	EnerSys	1,709,986
114,943	Eos Energy Enterprises, Inc.*(1)	388,507
41,841	EquipmentShare.com, Inc. Class A*(1)	784,519
8,167	ESCO Technologies, Inc.	2,574,973
10,465	FTAI Aviation Ltd.	2,155,790
19,053	Griffon Corp.	1,641,797
137,847	Hillman Solutions Corp.*	1,084,856
23,240	Karman Holdings, Inc.*	1,119,006
17,434	Kratos Defense & Security Solutions, Inc.*	812,424
12,050	Loar Holdings, Inc.*	824,822
17,696	Mercury Systems, Inc.*	1,718,282
4,813	Modine Manufacturing Co.*	967,702
7,533	Moog, Inc. Class A	2,936,740
15,070	Nextpower, Inc. Class A*	1,354,341
24,182	Primoris Services Corp.	2,041,203
9,098	SPX Technologies, Inc.*	1,998,103
33,435	Terex Corp.	2,101,055
22,502	Transcat, Inc.*	1,920,996
6,836	VSE Corp.	1,328,850
4,986	WESCO International, Inc.	1,712,641
22,195	Xometry, Inc. Class A*	1,902,555
16,553	York Space Systems, Inc.*(1)	243,826
		44,605,185
	Commercial & Professional Services - 1.3%
30,967	Casella Waste Systems, Inc. Class A*	2,778,049
13,214	Innodata, Inc.*	830,236
		3,608,285
	Consumer Discretionary Distribution & Retail - 1.6%
86,324	National Vision Holdings, Inc.*	1,902,581
20,609	Ollie's Bargain Outlet Holdings, Inc.*	1,514,143
5,438	Pool Corp.	1,009,891
		4,426,615
	Consumer Durables & Apparel - 1.4%
3,331	Installed Building Products, Inc.	742,613
21,628	Kontoor Brands, Inc.	1,811,129
18,435	Polaris, Inc.	1,236,620
		3,790,362
	Consumer Services - 4.0%
14,147	Covista, Inc.*	1,766,253
183,854	Genius Sports Ltd.*	1,274,108
58,579	Life Time Group Holdings, Inc.*	2,641,913
81,972	Navan, Inc. Class A*	2,182,094
131,586	Super Group SGHC Ltd.	1,842,204
34,257	Universal Technical Institute, Inc.*	1,346,643
		11,053,215
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Consumer Staples Distribution & Retail - 1.9%
23,906	BJ's Wholesale Club Holdings, Inc.*	$2,337,529
26,472	Chefs' Warehouse, Inc.*	3,053,545
		5,391,074
	Energy - 3.3%
26,260	Cactus, Inc. Class A	1,707,162
9,001	Chord Energy Corp.	1,263,560
19,993	Kodiak Gas Services, Inc.	1,173,789
18,485	Solaris Energy Infrastructure, Inc.	950,314
171,791	TETRA Technologies, Inc.*	1,322,791
18,727	Tidewater, Inc.*	1,405,649
138,501	Uranium Energy Corp.*	1,329,610
		9,152,875
	Equity Real Estate Investment Trusts (REITs) - 1.3%
50,729	CareTrust, Inc. REIT	2,127,574
71,041	Urban Edge Properties REIT	1,609,789
		3,737,363
	Financial Services - 7.1%
5,801	Dave, Inc.*	2,161,975
3,925	Evercore, Inc. Class A	1,258,198
28,658	Figure Technology Solutions, Inc. Class A*	713,871
17,822	FirstCash Holdings, Inc.	3,635,866
29,900	Flywire Corp.*	478,699
51,829	Marex Group Ltd.	3,364,739
123,588	Perella Weinberg Partners	2,181,328
74,335	Remitly Global, Inc.*	1,692,608
20,618	StepStone Group, Inc. Class A	904,305
21,245	Stifel Financial Corp.	1,761,423
75,151	WisdomTree, Inc.(1)	1,455,675
		19,608,687
	Food, Beverage & Tobacco - 1.2%
15,355	Freshpet, Inc.*	914,237
20,400	Lifeway Foods, Inc.*(1)	607,512
26,669	Vita Coco Co., Inc.*	1,758,554
		3,280,303
	Health Care Equipment & Services - 10.8%
39,505	Acadia Healthcare Co., Inc.*	1,170,138
125,134	Alignment Healthcare, Inc.*	1,858,240
37,976	AtriCure, Inc.*	1,433,974
22,021	Encompass Health Corp.	2,445,872
17,791	Ensign Group, Inc.	3,169,645
13,750	GeneDx Holdings Corp.*	895,262
16,148	Glaukos Corp.*	2,692,195
12,204	Guardant Health, Inc.*	1,976,926
31,907	Guardian Pharmacy Services, Inc. Class A*	1,261,284
27,428	HealthEquity, Inc.*	2,759,531
44,281	HeartFlow, Inc.*	1,117,210
10,261	Hims & Hers Health, Inc.*(1)	284,948
22,795	Hinge Health, Inc. Class A*	1,703,014
9,209	IRhythm Holdings, Inc.*	1,079,018
21,991	Lantheus Holdings, Inc.*	2,191,183
13,313	Merit Medical Systems, Inc.*	1,131,738
26,688	RadNet, Inc.*	1,702,161
14,160	TransMedics Group, Inc.*(1)	1,083,382
		29,955,721
	Insurance - 0.9%
48,338	SiriusPoint Ltd.*	1,143,194
690	White Mountains Insurance Group Ltd.	1,447,433
		2,590,627
	Materials - 2.8%
28,149	Century Aluminum Co.*	1,260,231
152,232	Ivanhoe Electric, Inc.*	1,392,923

3

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Materials - 2.8% - (continued)
91,677	James Hardie Industries PLC*	$2,410,188
2,948	Materion Corp.	621,556
66,541	Perimeter Solutions, Inc.*	2,036,820
		7,721,718
	Media & Entertainment - 1.2%
41,462	Cargurus, Inc.*	1,502,583
39,035	Magnite, Inc.*	753,375
121,107	MNTN, Inc. Class A*	1,116,607
		3,372,565
	Pharmaceuticals, Biotechnology & Life Sciences - 18.5%
37,119	Alkermes PLC*	1,818,460
38,238	Arcus Biosciences, Inc.*	1,077,929
4,032	Axsome Therapeutics, Inc.*	878,936
21,849	Bridgebio Pharma, Inc.*	1,749,886
18,654	Celcuity, Inc.*	1,611,333
51,257	Celldex Therapeutics, Inc.*	1,950,841
21,887	CG Oncology, Inc.*	1,558,136
50,639	Cogent Biosciences, Inc.*	1,971,376
60,891	Corvus Pharmaceuticals, Inc.*	807,415
14,900	Cytokinetics, Inc.*	1,149,237
32,920	Definium Therapeutics, Inc.*	1,432,678
17,019	Dianthus Therapeutics, Inc.*	1,819,671
18,147	Disc Medicine, Inc.*	1,397,319
34,200	Dyne Therapeutics, Inc.*	861,156
23,012	Ionis Pharmaceuticals, Inc.*	1,191,331
24,519	Kodiak Sciences, Inc.*	1,019,500
15,582	Kymera Therapeutics, Inc.*	1,611,179
2,354	Madrigal Pharmaceuticals, Inc.*	1,100,071
201,637	MannKind Corp.*	788,401
27,539	MBX Biosciences, Inc.*	1,815,646
17,984	Mirum Pharmaceuticals, Inc.*	1,905,405
22,472	Protagonist Therapeutics, Inc.*	3,070,574
25,944	PTC Therapeutics, Inc.*	1,764,451
16,014	Rhythm Pharmaceuticals, Inc.*	1,589,390
33,588	Scholar Rock Holding Corp.*	1,588,544
25,579	Spyre Therapeutics, Inc.*	2,515,183
19,272	Stoke Therapeutics, Inc.*	556,190
15,161	Structure Therapeutics, Inc. ADR*	728,334
20,471	TG Therapeutics, Inc.*	1,065,106
31,771	Travere Therapeutics, Inc.*	1,775,681
55,211	Trevi Therapeutics, Inc.*	1,007,601
14,146	Ultragenyx Pharmaceutical, Inc.*	352,377
35,419	Vaxcyte, Inc.*	1,915,460
32,605	Veracyte, Inc.*	1,510,264
36,339	Viridian Therapeutics, Inc.*	687,534
28,722	Xenon Pharmaceuticals, Inc.*	1,800,008
		51,442,603
	Semiconductors & Semiconductor Equipment - 4.2%
9,397	ACM Research, Inc. Class A*	737,383
24,233	Allegro MicroSystems, Inc.*	1,005,669
5,819	Credo Technology Group Holding Ltd.*	1,204,475
10,072	Diodes, Inc.*	829,127
14,131	Ichor Holdings Ltd.*	1,063,640
7,604	MKS, Inc.	2,261,810
17,067	Power Integrations, Inc.	1,036,138
54,154	Rigetti Computing, Inc.*(1)	809,602
2,295	SiTime Corp.*	1,228,284
29,458	Veeco Instruments, Inc.*	1,472,900
		11,649,028
	Software & Services - 7.6%
11,199	Akamai Technologies, Inc.*	1,289,901
36,484	Applied Digital Corp.*	999,297
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Software & Services - 7.6% - (continued)
29,484	Bill Holdings, Inc.*	$1,330,613
23,988	Boost Run, Inc. Class A*(1)	480,719
35,183	Box, Inc. Class A*	1,110,024
44,016	Cipher Digital, Inc.*	982,437
9,681	Commvault Systems, Inc.*	1,140,422
55,977	D-Wave Quantum, Inc.*(1)	1,012,064
7,656	Hut 8 Corp.*	824,015
20,653	JFrog Ltd.*	1,647,903
121,066	Porch Group, Inc.*	1,749,404
37,654	Q2 Holdings, Inc.*	2,291,999
35,478	Riot Platforms, Inc.*(1)	715,591
11,968	ServiceTitan, Inc. Class A*	994,062
50,039	Terawulf, Inc.*	883,689
5,164	Tyler Technologies, Inc.*	1,598,774
87,934	Zeta Global Holdings Corp. Class A*	1,899,374
		20,950,288
	Technology Hardware & Equipment - 5.8%
2,705	Advanced Energy Industries, Inc.	783,152
7,081	Applied Optoelectronics, Inc.*	667,880
16,666	Benchmark Electronics, Inc.	1,329,447
5,230	Frequency Electronics, Inc.*	303,183
87,601	Mirion Technologies, Inc.*	1,312,263
52,065	Napco Security Technologies, Inc.	1,930,570
13,664	Novanta, Inc.*	1,947,803
9,134	OSI Systems, Inc.*	2,022,176
24,288	Ouster, Inc.*	947,475
10,368	Sanmina Corp.*	1,923,886
53,100	Unusual Machines, Inc.*(1)	1,123,596
40,581	Viavi Solutions, Inc.*	1,499,468
9,407	Vishay Intertechnology, Inc.	321,908
		16,112,807
	Telecommunication Services - 0.2%
16,868	Bandwidth, Inc. Class A*	660,213
	Transportation - 0.5%
371,749	FTAI Infrastructure, Inc.	1,386,624
	Utilities - 0.7%
11,951	Chesapeake Utilities Corp.	1,586,854
14,601	Fervo Energy Co. Class A*	329,106
		1,915,960
	Total Common Stocks (cost $212,951,126)	$263,349,670
EXCHANGE-TRADED FUNDS - 4.0%
	Other Investment Pools & Funds - 4.0%
30,353	iShares Russell 2000 Growth ETF (1)	$11,250,947
	Total Exchange-Traded Funds (cost $11,683,787)	$11,250,947
	Total Long-Term Investments (cost $224,634,913)	$274,600,617
SHORT-TERM INVESTMENTS - 4.4%
	Repurchase Agreements - 0.3%
$ 823,587
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%,
due on 08/03/2026 with a maturity value of
$823,837; collateralized by U.S. Treasury
Note at 4.13%, maturing 06/30/2028, with
a market value of $840,163
		$823,587

4

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.4% - (continued)
	Securities Lending Collateral - 4.1%
11,274,490	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$11,274,490
	Total Short-Term Investments (cost $12,098,077)		$12,098,077
	Total Investments (cost $236,732,990)	103.3%	$286,698,694
	Other Assets and Liabilities	(3.3)%	(9,179,485)
	Net Assets	100.0%	$277,519,209
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$263,349,670	$263,349,670	$—	$—
Exchange-Traded Funds	11,250,947	11,250,947	—	—
Short-Term Investments	12,098,077	11,274,490	823,587	—
Total	$286,698,694	$285,875,107	$823,587	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

5

Hartford Schroders Core Fixed Income Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
	Asset-Backed - Automobile - 0.3%
$ 185,000	SFS Auto Receivables Securitization Trust Series 2026-2A, 4.54%, 01/20/2032(1)	$184,405
	Asset-Backed - Finance & Insurance - 1.6%
334,000	Carlyle U.S. CLO Ltd. Series 2026-2A, 4.82%, 04/20/2039, 3 mo. USD Term SOFR + 1.16%(1)(2)	333,657
431,657	Elmwood CLO 31 Ltd. Series 2024-7AR, 4.85%, 07/17/2039, 3 mo. USD Term SOFR + 1.23%(2)	431,657
416,000	GoldenTree Loan Management U.S. CLO 1 Ltd. Series 2026-31AR, 4.84%, 07/20/2040, 3 mo. USD Term SOFR + 1.22%(1)(2)	415,998
		1,181,312
	Whole Loan Collateral CMO - 0.0%
10,654	Towd Point Mortgage Trust Series 2017-4, 2.75%, 06/25/2057(1)(2)	10,493
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $1,377,355)	$1,376,210
CORPORATE BONDS - 35.5%
	Agriculture - 0.2%
172,000	BAT Capital Corp. 4.63%, 03/22/2033	$165,809
	Auto Manufacturers - 0.3%
200,000	Stellantis Finance U.S., Inc. 6.45%, 03/18/2035(1)	194,722
	Beverages - 1.1%
620,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	609,463
163,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	164,293
		773,756
	Commercial Banks - 9.4%
	Bank of America Corp.
236,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	208,056
367,000	3.25%, 10/21/2027	362,293
284,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(2)	261,078
1,098,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	1,085,725
	Barclays PLC
310,000	4.52%, 02/24/2032, (4.52% fixed rate until 02/24/2031; 6 mo. USD SOFR + 1.14% thereafter)(2)	299,596
200,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(2)	201,125
302,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(2)	302,636
373,000	Citibank NA 4.85%, 06/18/2032, (4.85% fixed rate until 06/18/2031; 6 mo. USD SOFR + 0.91% thereafter)(2)	368,576
	Citigroup, Inc.
333,000	3.20%, 10/21/2026	332,412
126,000	5.41%, 09/19/2039, (5.41% fixed rate until 09/19/2034; 5 yr. USD CMT + 1.73% thereafter)(2)	122,146
191,000	5.83%, 02/13/2035, (5.83% fixed rate until 02/13/2034; 6 mo. USD SOFR + 2.06% thereafter)(2)	191,525
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.5% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 494,000	6.02%, 01/24/2036, (6.02% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.83% thereafter)(2)	$500,058
228,000	Deutsche Bank AG 4.47%, 12/10/2031, (4.47% fixed rate until 12/10/2030; 6 mo. USD SOFR + 1.10% thereafter)(2)	222,271
378,000	First-Citizens Bank & Trust Co. 5.10%, 07/13/2029, (5.10% fixed rate until 07/13/2028; 6 mo. USD SOFR + 1.15% thereafter)(2)	377,056
208,000	Goldman Sachs Group, Inc. 5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(2)	207,591
	JP Morgan Chase & Co.
96,000	5.19%, 02/05/2037, (5.19% fixed rate until 02/05/2036; 6 mo. USD SOFR + 1.30% thereafter)(2)	92,191
123,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	121,847
390,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(2)	388,344
200,000	NatWest Group PLC 4.98%, 06/18/2032, (4.98% fixed rate until 06/18/2031; 1 yr. USD CMT + 0.80% thereafter)(2)	197,859
265,000	Santander U.K. Group Holdings PLC 5.14%, 09/22/2036, (5.14% fixed rate until 09/22/2035; 6 mo. USD SOFR + 1.58% thereafter)(2)	252,738
557,000	Societe Generale SA 5.40%, 04/10/2037, (5.40% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.60% thereafter)(1)(2)	533,290
281,000	State Street Corp. 5.09%, 04/24/2037, (5.09% fixed rate until 04/24/2036; 6 mo. USD SOFR + 1.20% thereafter)(2)	272,447
		6,900,860
	Construction Materials - 0.7%
512,000	Cemex SAB de CV 5.75%, 06/05/2036	500,019
	Diversified Financial Services - 2.0%
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	163,265
136,000	Aviation Capital Group LLC 4.25%, 04/30/2029(1)	133,310
200,000	Avolon Holdings Funding Ltd. 5.75%, 11/15/2029(1)	203,243
746,000	Equitable America Global Funding 5.13%, 06/15/2031(1)	740,975
100,000	MMH Master LLC 6.38%, 02/01/2034(1)	102,422
108,000	Synchrony Financial 5.45%, 10/15/2030, (5.45% fixed rate until 10/15/2029; 6 mo. USD SOFR + 1.35% thereafter)(2)	108,143
		1,451,358
	Electric - 4.5%
447,000	Comision Federal de Electricidad 6.05%, 01/28/2034(1)	431,158
144,000	Dominion Energy, Inc. 5.35%, 06/15/2036	140,079
	ENEL Finance International NV
745,000	4.88%, 07/13/2031(1)	733,390
426,000	5.00%, 09/30/2035(1)	404,825
194,000	Entergy Mississippi LLC 5.05%, 04/15/2036	186,492
200,000	NYSEG Storm Funding LLC 5.16%, 05/01/2035	197,420
128,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	111,950
541,957	Swepco Storm Recovery Funding LLC 4.88%, 09/01/2041	515,020

6

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.5% - (continued)
	Electric - 4.5% - (continued)
	Vistra Operations Co. LLC
$ 392,000	5.25%, 04/30/2033(1)	$383,271
201,000	5.35%, 01/31/2036(1)	192,383
		3,295,988
	Entertainment - 0.5%
372,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	366,467
	Food - 0.2%
223,000	Flowers Foods, Inc. 6.20%, 03/15/2055	177,544
	Healthcare - Services - 0.2%
135,000	Orlando Health Obligated Group 5.48%, 10/01/2035	134,794
	Household Products - 0.5%
392,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	384,677
	Insurance - 3.5%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,124
524,000	Belrose Funding Trust II 6.79%, 05/15/2055(1)	520,893
400,000	Equitable Financial Life Global Funding 5.00%, 03/27/2030(1)	398,198
161,000	Jackson Financial, Inc. 6.15%, 01/15/2037	157,384
550,000	Jackson National Life Global Funding 5.25%, 06/16/2031(1)	546,584
	Lincoln Financial Global Funding
187,000	4.95%, 05/21/2031(1)	184,379
207,000	5.30%, 01/13/2030(1)	207,771
201,000	Manulife Financial Corp. 4.99%, 12/11/2035	193,678
340,000	Mutual of Omaha Cos Global Funding 5.00%, 04/01/2030(1)	340,056
		2,551,067
	Internet - 3.4%
	Amazon.com, Inc.
373,000	4.80%, 07/09/2031	369,462
612,000	4.88%, 03/13/2036	585,718
373,000	6.10%, 07/09/2056	358,237
470,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	455,648
267,000	Meta Platforms, Inc. 6.30%, 05/15/2056	245,031
463,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	479,892
		2,493,988
	Investment Company Security - 0.2%
135,000	HA Sustainable Infrastructure Capital, Inc. 5.95%, 07/15/2033(1)	133,431
	IT Services - 0.4%
282,000	Dell International LLC/EMC Corp. 4.75%, 10/06/2032	273,961
	Leisure Time - 0.3%
254,000	Royal Caribbean Cruises Ltd. 4.75%, 05/15/2033	243,174
	Media - 1.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
88,000	5.85%, 12/01/2035	82,172
91,000	6.70%, 12/01/2055	80,315
	Space Exploration Technologies Corp.
365,000	5.35%, 07/15/2031(1)	355,265
362,000	5.65%, 07/15/2033(1)	346,806
		864,558
	Mining - 1.9%
394,000	Anglo American Capital PLC 4.63%, 03/19/2031(1)	385,325
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.5% - (continued)
	Mining - 1.9% - (continued)
$ 246,000	Corp. Nacional del Cobre de Chile 5.53%, 01/30/2037(1)	$235,963
757,000	Southern Copper Corp. 5.35%, 06/24/2036	734,608
		1,355,896
	Oil & Gas - 0.6%
238,000	Eni SpA 5.25%, 05/18/2036(1)	229,666
212,000	Harbour Energy PLC 6.33%, 04/01/2035(1)	213,570
		443,236
	Pharmaceuticals - 0.2%
179,000	Viatris, Inc. 3.85%, 06/22/2040	136,914
	Pipelines - 1.2%
175,000	Cheniere Energy Partners LP 5.35%, 11/30/2036(1)	170,250
278,000	Enbridge, Inc. 5.55%, 06/20/2035	277,985
210,000	Energy Transfer LP 5.60%, 09/01/2034	210,450
264,000	Williams Cos., Inc. 5.15%, 03/15/2036	253,860
		912,545
	REITS - 0.4%
340,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 03/01/2036	326,005
	Semiconductors - 0.4%
322,000	Foundry JV Holdco LLC 5.88%, 01/25/2034(1)	319,694
	Software - 0.4%
	Oracle Corp.
275,000	3.80%, 11/15/2037	207,254
85,000	4.13%, 05/15/2045	55,928
46,000	5.88%, 09/26/2045	37,745
		300,927
	Telecommunications - 1.8%
241,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	231,247
637,000	QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC 5.70%, 04/15/2036(1)	582,484
246,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	238,418
279,000	Verizon Communications, Inc. 6.20%, 05/14/2056, (6.20% fixed rate until 02/14/2036; 5 yr. USD CMT + 2.04% thereafter)(2)	273,044
		1,325,193
	Total Corporate Bonds (cost $26,577,084)	$26,026,583
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
	Mexico - 2.6%
	Mexico Government International Bonds
559,000	2.66%, 05/24/2031	$491,361
200,000	5.38%, 03/22/2033	192,460
378,000	5.63%, 02/09/2034	364,744
416,000	6.63%, 01/29/2038	413,296
237,000	6.88%, 05/13/2037	241,965
238,000	7.38%, 05/13/2055	240,975
	Total Foreign Government Obligations (cost $1,965,533)	$1,944,801
MUNICIPAL BONDS - 8.5%
	Single Family Housing - 5.9%
90,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	$92,951
	Illinois Housing Dev Auth, IL, Rev,
415,000	(FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2054	425,084
960,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054	991,555

7

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 8.5% - (continued)
	Single Family Housing - 5.9% - (continued)
	Indiana Housing & Community Dev Auth, IN, Rev,
$ 95,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	$97,479
95,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2055	97,595
90,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2054	93,035
110,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2054	113,612
135,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2055	140,022
	Iowa Finance Auth, IA, Rev,
360,000	(FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054	371,742
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2055	103,713
95,000	Kentucky Housing Corp., KY, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	99,362
	Nebraska Investment Finance Auth, NE, Rev,
90,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2047	92,809
85,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2049	87,684
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2052	103,726
	Nevada Housing Division, NV, Rev,
405,000	(FHLMC), (FNMA), (GNMA) 6.25%, 10/01/2054	417,172
283,440	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2055	294,426
100,000	Ohio Housing Finance Agency, OH, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 03/01/2056	105,981
595,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054	610,249
		4,338,197
	Student Loan - 1.0%
430,000	Massachusetts Educational Financing Auth, MA, Rev 6.11%, 07/01/2051	430,437
	New Hampshire Health & Education Facs Auth Act, NH, Rev
165,000	5.04%, 11/01/2034	163,773
55,000	5.34%, 11/01/2044	49,837
55,000	Rhode Island Student Loan Auth, RI, Rev 6.02%, 12/01/2045	54,654
		698,701
	Tobacco - 1.1%
895,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	820,913
	Utilities - 0.5%
360,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.17%, 04/01/2041	357,508
	Total Municipal Bonds (cost $6,196,934)	$6,215,319
U.S. GOVERNMENT AGENCIES - 29.4%
	Mortgage-Backed Agencies - 29.4%
	Federal Home Loan Mortgage Corp. - 13.4%
729,037	3.00%, 09/01/2050	$628,856
148,638	4.82%, 10/25/2054, 30 day USD SOFR Average + 1.20%(2)	150,238
696,620	4.82%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	700,174
623,853	4.87%, 05/25/2055, 30 day USD SOFR Average + 1.25%(2)	627,672
721,518	5.00%, 08/01/2052	701,869
941,339	5.50%, 08/01/2055	937,806
1,123,908	5.50%, 02/01/2056	1,113,200
606,282	6.00%, 09/01/2054	615,514
661,401	6.00%, 06/01/2055	671,340
2,129,321	6.00%, 09/01/2055	2,158,271
523,535	6.50%, 08/01/2055	542,499
901,128	6.50%, 11/01/2055	934,616
		9,782,055
	Federal National Mortgage Association - 13.7%
466,058	2.00%, 12/01/2050	367,834
332,199	2.00%, 06/01/2051	260,942
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 29.4% - (continued)
	Mortgage-Backed Agencies - 29.4% - (continued)
	Federal National Mortgage Association - 13.7% - (continued)
$ 529,154	2.00%, 08/01/2051	$415,466
851,023	2.50%, 12/01/2051	706,150
694,139	2.50%, 02/01/2052	571,004
1,313,651	2.50%, 03/01/2052	1,079,182
175,491	3.00%, 05/01/2052	150,236
417,457	3.00%, 07/01/2052	357,598
1,211,323	3.50%, 07/01/2052	1,076,518
743,444	4.00%, 10/01/2052	679,093
599,412	4.50%, 04/01/2054	567,057
621,911	4.50%, 03/01/2056	589,210
571,862	4.72%, 12/25/2054, 30 day USD SOFR Average + 1.10%(2)	576,221
397,127	5.00%, 08/01/2052	386,312
358,230	5.00%, 10/01/2052	348,878
347,678	5.00%, 12/01/2054	336,236
1,174,811	5.00%, 02/01/2056	1,134,199
459,723	5.50%, 05/01/2055	456,432
		10,058,568
	Government National Mortgage Association - 2.3%
871,104	4.50%, 10/20/2052	825,772
401,588	4.72%, 01/20/2055, 30 day USD SOFR Average + 1.10%(2)	404,909
498,533	5.00%, 04/20/2055	483,584
		1,714,265
	Total U.S. Government Agencies (cost $21,962,818)	$21,554,888
U.S. GOVERNMENT SECURITIES - 16.1%
	U.S. Treasury Securities - 16.1%
	U.S. Treasury Bonds - 6.6%
548,000	1.38%, 11/15/2040	$341,087
422,000	3.63%, 02/15/2053	320,967
1,676,000	3.88%, 02/15/2043	1,427,546
521,000	4.25%, 08/15/2054	442,423
52,900	4.50%, 11/15/2054	46,860
162,000	4.63%, 05/15/2054	146,515
569,000	4.63%, 02/15/2055	514,589
1,029,000	4.75%, 11/15/2043	973,008
111,000	4.75%, 02/15/2045	104,323
158,000	4.75%, 08/15/2055	145,897
281,600	4.75%, 02/15/2056	260,216
113,000	5.00%, 05/15/2056	108,692
		4,832,123
	U.S. Treasury Inflation-Indexed Notes - 3.5%
2,726,257	1.88%, 01/15/2036(3)	2,597,266
	U.S. Treasury Notes - 6.0%
158,000	3.50%, 11/15/2028	155,235
700	3.50%, 12/15/2028	687
2,135,000	3.88%, 06/15/2028	2,119,738
59,400	3.88%, 04/30/2031	58,022
157,000	4.00%, 05/31/2028	156,264
899,000	4.13%, 06/15/2029	894,013
472,000	4.13%, 06/30/2031	465,731
376,000	4.25%, 03/31/2033	369,626
170,000	4.25%, 06/30/2033	166,866
4,000	4.38%, 05/15/2036	3,895
		4,390,077
	Total U.S. Government Securities (cost $12,447,553)	$11,819,466
	Total Long-Term Investments (cost $70,527,277)	$68,937,267

8

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.6%
	U.S. Treasury Securities - 4.6%
	U.S. Treasury Bills - 4.6%
$ 1,787,000	3.64%, 12/24/2026(4)		$1,759,810
1,650,000	3.68%, 11/27/2026(4)		1,630,004
	Total Short-Term Investments (cost $3,391,212)		$3,389,814
	Total Investments (cost $73,918,489)	98.6%	$72,327,081
	Other Assets and Liabilities	1.4%	1,004,327
	Net Assets	100.0%	$73,331,408
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$13,649,591, representing 18.6% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(4)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	7	09/30/2026	$1,439,266	$(5,701)
U.S. Treasury 5-Year Note Future	42	09/30/2026	4,451,016	(36,996)
U.S. Treasury 10-Year Note Future	59	09/21/2026	6,372,000	(67,410)
U.S. Treasury Ultra Bond Future	5	09/21/2026	548,437	(12,823)
Total				$(122,930)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(15)	09/21/2026	$(1,645,547)	$19,307
Total futures contracts				$(103,623)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

9

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$1,376,210	$—	$1,376,210	$—
Corporate Bonds	26,026,583	—	26,026,583	—
Foreign Government Obligations	1,944,801	—	1,944,801	—
Municipal Bonds	6,215,319	—	6,215,319	—
U.S. Government Agencies	21,554,888	—	21,554,888	—
U.S. Government Securities	11,819,466	—	11,819,466	—
Short-Term Investments	3,389,814	—	3,389,814	—
Futures Contracts(2)	19,307	19,307	—	—
Total	$72,346,388	$19,307	$72,327,081	$—
Liabilities
Futures Contracts(2)	$(122,930)	$(122,930)	$—	$—
Total	$(122,930)	$(122,930)	$—	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

10

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
	Brazil - 1.7%
BRL 17,675,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2033	$2,862,710
	Mexico - 1.7%
MXN 53,976,000	Mexico Bonos 8.00%, 02/21/2036	2,883,062
	Total Foreign Government Obligations (cost $5,743,573)	$5,745,772
U.S. GOVERNMENT AGENCIES - 9.1%
	United States - 9.1%
	Federal Home Loan Mortgage Corp. - 3.9%
$ 33,575	4.50%, 09/01/2052	$31,747
764,199	4.50%, 01/01/2056	720,039
43,162	5.00%, 09/01/2052	42,033
69,403	5.00%, 11/01/2052	67,648
211,724	5.00%, 06/01/2055	204,523
582,111	5.00%, 11/01/2055	562,040
474,777	5.00%, 01/01/2056	460,017
636,498	5.00%, 02/01/2056	614,494
205,314	5.00%, 04/01/2056	198,216
182,666	5.50%, 06/01/2053	182,793
60,172	5.50%, 01/01/2054	59,855
36,735	5.50%, 06/01/2054	36,496
527,433	5.50%, 08/01/2055	524,804
362,192	5.50%, 10/01/2055	360,405
247,820	6.00%, 03/01/2055	253,028
537,984	6.00%, 04/01/2055	546,892
584,500	6.00%, 09/01/2055	591,451
89,808	6.00%, 12/01/2055	91,655
218,695	6.00%, 01/01/2056	221,296
580,197	6.00%, 03/01/2056	593,340
255,036	6.50%, 11/01/2055	264,514
		6,627,286
	Federal National Mortgage Association - 4.1%
15,172	4.50%, 06/01/2052	14,359
306,257	4.50%, 02/01/2055	288,848
453,563	4.50%, 12/01/2055	429,106
153,897	4.50%, 01/01/2056	144,653
136,161	4.50%, 03/01/2056	129,002
29,862	5.00%, 10/01/2052	29,083
255,394	5.00%, 03/01/2053	248,194
81,305	5.00%, 04/01/2053	79,148
99,207	5.00%, 12/01/2053	96,161
355,502	5.00%, 09/01/2054	344,485
550,946	5.00%, 10/01/2054	532,632
181,724	5.00%, 06/01/2055	175,520
183,572	5.00%, 07/01/2055	177,246
511,468	5.00%, 12/01/2055	496,108
601,969	5.00%, 02/01/2056	581,160
265,724	5.00%, 05/01/2056	256,538
170,115	5.50%, 12/01/2053	168,908
347,556	5.50%, 09/01/2054	344,814
315,819	5.50%, 10/01/2054	312,810
243,136	5.50%, 05/01/2055	241,395
555,800	5.50%, 06/01/2055	551,835
355,191	5.50%, 10/01/2055	354,111
488,249	6.00%, 10/01/2054	494,142
283,853	6.00%, 08/01/2055	287,597
123,955	6.00%, 01/01/2056	125,429
		6,903,284
	Government National Mortgage Association - 1.1%
336,604	5.00%, 09/20/2053	327,826
424,167	5.00%, 10/20/2054	411,037
78,356	5.00%, 02/20/2055	76,149
121,473	5.00%, 05/20/2055	117,793
379,361	5.50%, 10/20/2054	377,626
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.1% - (continued)
	United States - 9.1% - (continued)
	Government National Mortgage Association - 1.1% - (continued)
$ 366,267	5.50%, 01/20/2055	$364,520
84,618	5.50%, 02/20/2055	84,287
		1,759,238
	Total U.S. Government Agencies (cost $15,570,517)	$15,289,808
U.S. GOVERNMENT SECURITIES - 2.4%
	United States - 2.4%
	U.S. Treasury Inflation-Indexed Bonds - 2.4%
4,672,336	2.38%, 02/15/2056(1)	$4,078,718
	Total U.S. Government Securities (cost $4,337,671)	$4,078,718
COMMON STOCKS - 53.8%
	Australia - 0.8%
304	Anglogold Ashanti PLC	$22,989
2,080	ANZ Group Holdings Ltd.	54,361
3,513	BHP Group Ltd.	148,075
776	CAR Group Ltd.	14,169
160	Cochlear Ltd.	13,409
1,226	Coles Group Ltd.	20,711
1,226	Commonwealth Bank of Australia	153,256
397	CSL Ltd.	34,325
7,185	Glencore PLC*	52,920
1,659	Goodman Group REIT	34,538
421	IREN Ltd.*(2)	15,493
1,265	Lynas Rare Earths Ltd.*	12,416
408	Macquarie Group Ltd.	72,428
5,654	Medibank Pvt Ltd.	20,494
1,975	National Australia Bank Ltd.	57,188
198	Rio Tinto Ltd.	23,598
2,156	Rio Tinto PLC	209,498
2,802	Santos Ltd.	15,562
9,246	South32 Ltd.	29,477
4,927	Stockland REIT	14,748
8,181	Telstra Group Ltd.	28,882
3,360	Transurban Group	34,893
684	Washington H Soul Pattinson & Co. Ltd.	22,199
1,199	Wesfarmers Ltd.	75,100
3,255	Westpac Banking Corp.	86,314
1,189	Woodside Energy Group Ltd.	27,828
1,425	Woolworths Group Ltd.	39,765
		1,334,636
	Austria - 0.1%
812	Erste Group Bank AG	106,147
	Belgium - 0.1%
356	Ageas SA	29,461
762	Anheuser-Busch InBev SA	66,183
164	Groupe Bruxelles Lambert NV	14,792
121	KBC Group NV	17,407
92	UCB SA	23,615
		151,458
	Brazil - 0.3%
2,802	Banco Bradesco SA ADR	10,115
2,182	Banco BTG Pactual SA	24,449
4,145	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR(2)	22,590
336	Embraer SA ADR	22,959
5,710	Itau Unibanco Holding SA ADR	48,307
40	MercadoLibre, Inc.*	75,118
2,978	NU Holdings Ltd. Class A*	42,675
3,643	Petroleo Brasileiro SA - Petrobras ADR	65,978
4,347	Vale SA ADR	65,466

11

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	Brazil - 0.3% - (continued)
599	Wheaton Precious Metals Corp.	$65,154
1,102	XP, Inc. Class A	18,800
340	Yara International ASA	16,038
		477,649
	Canada - 1.4%
295	Agnico Eagle Mines Ltd.	42,828
666	Alimentation Couche-Tard, Inc.	43,238
614	AltaGas Ltd.	24,431
615	Bank of Montreal	110,321
1,090	Bank of Nova Scotia	95,615
957	Barrick Mining Corp.	35,123
1,313	Brookfield Corp.	55,804
374	Brookfield Renewable Corp.	12,480
306	Cameco Corp.	26,408
769	Canadian Imperial Bank of Commerce	91,083
381	Canadian National Railway Co.	48,445
1,789	Canadian Natural Resources Ltd.	85,223
1,474	Canadian Pacific Kansas City Ltd.	130,929
103	Canadian Tire Corp. Ltd. Class A(2)	15,033
87	Celestica, Inc.*	28,788
1,285	Cenovus Energy, Inc.	38,747
32	Constellation Software, Inc.	68,549
235	Descartes Systems Group, Inc.*	17,649
145	Dollarama, Inc.	19,753
1,565	Enbridge, Inc.	85,158
10	Fairfax Financial Holdings Ltd.	16,746
112	FirstService Corp.	15,777
823	Fortis, Inc.	46,849
67	Franco-Nevada Corp.	14,254
388	Gildan Activewear, Inc.	21,478
191	iA Financial Corp., Inc.	28,240
627	Keyera Corp.	26,639
1,287	Kinross Gold Corp.	29,672
429	Loblaw Cos. Ltd.	20,139
1,837	Manulife Financial Corp.	81,586
214	National Bank of Canada	34,615
292	Nutrien Ltd.	20,155
278	Pan American Silver Corp.	11,970
1,082	Pembina Pipeline Corp.	52,902
614	Rogers Communications, Inc. Class B	20,787
933	Royal Bank of Canada	195,279
1,570	Shopify, Inc. Class A*	183,895
698	Sun Life Financial, Inc.	57,912
1,034	Suncor Energy, Inc.	69,437
865	TC Energy Corp.	58,249
207	Teck Resources Ltd. Class B	12,457
212	TFI International, Inc.	28,641
1,222	Toronto-Dominion Bank	146,481
2,528	Whitecap Resources, Inc.(2)	29,827
		2,299,592
	Chile - 0.0%
584	Antofagasta PLC	29,107
717	Lundin Mining Corp.	17,753
		46,860
	China - 1.2%
26,000	Agricultural Bank of China Ltd. Class H	20,903
1,000	Akeso, Inc.*(2)(3)	11,982
12,000	Alibaba Group Holding Ltd.	182,801
1,400	ANTA Sports Products Ltd.	14,090
2,200	Baidu, Inc. Class A*	30,476
67,000	Bank of China Ltd. Class H	47,001
4,000	BOC Hong Kong Holdings Ltd.	26,600
8,500	BYD Co. Ltd. Class H	101,616
22,000	CGN Power Co. Ltd. Class H(3)	8,112
79,000	China Construction Bank Corp. Class H	92,701
5,500	China Hongqiao Group Ltd.	17,307
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	China - 1.2% - (continued)
6,000	China Life Insurance Co. Ltd. Class H	$22,338
6,000	China Mengniu Dairy Co. Ltd.	14,477
5,500	China Merchants Bank Co. Ltd. Class H	35,684
34,000	China Petroleum & Chemical Corp. Class H	19,214
6,500	China Resources Land Ltd.	27,499
2,400	Contemporary Amperex Technology Co. Ltd. Class A	140,699
200	Contemporary Amperex Technology Co. Ltd. Class H(2)	15,833
2,200	ENN Energy Holdings Ltd.	13,165
7,000	Geely Automobile Holdings Ltd.	17,673
52,000	Industrial & Commercial Bank of China Ltd. Class H	49,743
1,500	Innovent Biologics, Inc.*(3)	16,563
1,950	JD.com, Inc. Class A	32,077
1,700	Kuaishou Technology(3)	9,468
8,000	Lenovo Group Ltd.	24,466
1,500	Li Auto, Inc. Class A*(2)	10,216
4,400	Meituan Class B*(3)	51,949
1,500	NetEase, Inc.	39,909
3,700	New Oriental Education & Technology Group, Inc.	21,698
2,800	Nongfu Spring Co. Ltd. Class H(3)	15,593
568	PDD Holdings, Inc. ADR*	50,302
18,000	PetroChina Co. Ltd. Class H	22,904
8,000	PICC Property & Casualty Co. Ltd. Class H	16,696
6,500	Ping An Insurance Group Co. of China Ltd. Class H	48,560
600	Pop Mart International Group Ltd.(2)(3)	12,451
1,064	Prosus NV*	49,447
4,400	Shenzhen Inovance Technology Co. Ltd. Class A	41,776
27,000	Sino Biopharmaceutical Ltd.	17,323
1,800	Sunny Optical Technology Group Co. Ltd.	12,865
7,400	Tencent Holdings Ltd.	452,162
660	Tencent Music Entertainment Group ADR	6,237
600	Trip.com Group Ltd.*	28,110
1,000	Weichai Power Co. Ltd. Class H	4,181
5,500	Wuxi Biologics Cayman, Inc.*(3)	27,145
14,800	Xiaomi Corp. Class B*(2)(3)	54,308
1,400	XPeng, Inc. Class A*	9,081
6,300	Yangzijiang Shipbuilding Holdings Ltd.	19,231
879	Yum China Holdings, Inc.	42,350
6,000	Zijin Mining Group Co. Ltd. Class H	25,476
		2,072,458
	Denmark - 0.1%
621	Danske Bank AS	35,738
200	DSV AS	43,224
2,137	Novo Nordisk AS Class B	101,083
231	Novonesis Novozymes B Class B	15,039
774	Orsted AS*(3)	17,257
658	Tryg AS	15,659
775	Vestas Wind Systems AS	20,861
		248,861
	Finland - 0.1%
389	Elisa OYJ(2)	15,688
746	Kesko OYJ Class B	18,588
478	Kone OYJ Class B	27,579
3,579	Nokia OYJ	33,080
299	Orion OYJ Class B	27,953
1,514	Sampo OYJ Class A	16,763
513	UPM-Kymmene OYJ	13,957
		153,608
	France - 1.0%
584	Air Liquide SA	115,053

12

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	France - 1.0% - (continued)
973	Airbus SE	$228,420
1,423	AXA SA	73,754
735	BNP Paribas SA	93,395
235	Capgemini SE	27,932
1,172	Carrefour SA(2)	21,508
396	Cie de Saint-Gobain SA	37,219
330	Cie Generale des Etablissements Michelin SCA	13,339
630	Danone SA	49,005
141	Eiffage SA	20,040
1,085	Engie SA	33,821
245	EssilorLuxottica SA	46,384
826	Getlink SE	17,621
24	Hermes International SCA	42,525
69	Kering SA	22,775
550	Legrand SA	83,616
195	L'Oreal SA	86,852
351	LVMH Moet Hennessy Louis Vuitton SE	192,746
1,820	Orange SA	34,776
285	Pernod Ricard SA(2)	22,211
138	Publicis Groupe SA	14,729
286	Safran SA	112,393
436	Societe Generale SA	40,983
46	Thales SA	13,095
964	TotalEnergies SE	84,987
167	Unibail-Rodamco-Westfield REIT*	20,347
478	Vinci SA	67,490
		1,617,016
	Germany - 1.0%
158	adidas AG	29,234
262	Allianz SE	130,503
670	BASF SE	38,896
610	Bayer AG	33,852
170	Bayerische Motoren Werke AG	11,652
151	Beiersdorf AG	14,027
650	Commerzbank AG	28,349
287	Daimler Truck Holding AG	16,233
1,566	Deutsche Bank AG	57,638
121	Deutsche Boerse AG	36,447
950	Deutsche Post AG	63,462
2,571	Deutsche Telekom AG	79,344
1,297	E.ON SE	27,942
500	Fresenius SE & Co. KGaA	25,699
345	GEA Group AG	24,509
79	Hannover Rueck SE	22,771
156	Heidelberg Materials AG	29,042
124	Hensoldt AG	11,390
2,596	Infineon Technologies AG	186,298
655	Mercedes-Benz Group AG	35,415
39	MTU Aero Engines AG	16,352
73	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	43,851
32	Rheinmetall AG	42,302
355	RWE AG	23,353
941	SAP SE	172,481
205	Scout24 SE(3)	17,575
868	Siemens AG	284,397
594	Siemens Energy AG	101,481
518	Vonovia SE	12,567
		1,617,062
	Greece - 0.0%
380	Allwyn AG	5,874
4,516	Alpha Bank SA	22,394
1,116	National Bank of Greece SA	20,881
		49,149
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	Hong Kong - 0.3%
23,000	AIA Group Ltd.	$231,861
2,500	CK Asset Holdings Ltd.	15,228
3,500	CLP Holdings Ltd.	34,798
123	Futu Holdings Ltd. ADR	12,930
1,400	Hong Kong Exchanges & Clearing Ltd.	72,944
5,400	Link REIT	26,916
4,500	MTR Corp. Ltd.(2)	18,986
3,000	Power Assets Holdings Ltd.	22,585
3,308	Prudential PLC	49,714
1,000	Sun Hung Kai Properties Ltd.	15,695
4,500	Techtronic Industries Co. Ltd.	75,600
		577,257
	Hungary - 0.0%
415	OTP Bank Nyrt	61,479
	India - 0.6%
1,256	Axis Bank Ltd. GDR(4)	80,635
1,216	Dr. Reddy's Laboratories Ltd. ADR	14,409
801	GAIL India Ltd. GDR(4)	9,051
8,071	HDFC Bank Ltd. ADR	193,139
11,119	ICICI Bank Ltd. ADR	333,459
5,354	Infosys Ltd. ADR(2)	64,409
1,388	Larsen & Toubro Ltd. GDR(4)	56,422
1,913	Mahindra & Mahindra Ltd. GDR(4)	67,051
2,643	Reliance Industries Ltd. GDR(3)	144,572
5,563	Wipro Ltd. ADR	11,015
		974,162
	Indonesia - 0.0%
102,700	Bank Central Asia Tbk. PT	35,994
57,500	Bank Mandiri Persero Tbk. PT	13,378
67,600	Bank Rakyat Indonesia Persero Tbk. PT	11,369
109,400	Telkom Indonesia Persero Tbk. PT	15,971
		76,712
	Ireland - 0.0%
85	AerCap Holdings NV	12,826
	Israel - 0.1%
1,777	Bank Hapoalim BM	43,142
1,164	Bank Leumi Le-Israel BM	27,503
171	Check Point Software Technologies Ltd.*	21,739
17	Elbit Systems Ltd.	13,733
1,012	Israel Discount Bank Ltd. Class A	10,562
160	Mizrahi Tefahot Bank Ltd.	11,907
39	Nova Ltd.*	15,498
2,154	Teva Pharmaceutical Industries Ltd. ADR*	75,412
95	Tower Semiconductor Ltd.*	20,811
		240,307
	Italy - 0.4%
2,188	Banca Monte dei Paschi di Siena SpA	29,305
1,247	Banco BPM SpA	22,768
3,003	BPER Banca SpA	48,796
539	Coca-Cola HBC AG Class DI*	36,345
4,571	Enel SpA	51,622
1,419	Eni SpA	39,472
83	Ferrari NV	32,635
444	FinecoBank Banca Fineco SpA	12,164
33,166	Intesa Sanpaolo SpA	250,712
306	Leonardo SpA	19,503
247	Prysmian SpA	34,084
2,518	Telecom Italia SpA*	21,382
1,738	Terna - Rete Elettrica Nazionale	19,925
835	UniCredit SpA	78,750
		697,463
	Japan - 2.8%
500	Advantest Corp.	98,791

13

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	Japan - 2.8% - (continued)
1,400	Aeon Co. Ltd.	$12,012
600	Ajinomoto Co., Inc.	18,503
2,000	Asahi Kasei Corp.	21,350
1,700	Astellas Pharma, Inc.	23,349
400	Bandai Namco Holdings, Inc.	11,588
500	Bridgestone Corp.	12,348
600	Canon, Inc.(2)	16,701
500	Central Japan Railway Co.	12,442
400	Chugai Pharmaceutical Co. Ltd.	17,356
500	Daifuku Co. Ltd.	18,418
1,600	Daiichi Life Group, Inc.	19,292
1,500	Daiichi Sankyo Co. Ltd.	24,242
600	Daikin Industries Ltd.	86,913
400	Disco Corp.	142,974
900	East Japan Railway Co.	20,708
2,200	ENEOS Holdings, Inc.	18,169
1,000	FANUC Corp.	40,295
300	Fast Retailing Co. Ltd.	146,901
700	FUJIFILM Holdings Corp.	16,478
1,300	Fujikura Ltd.	32,989
1,800	Fujitsu Ltd.	41,489
1,000	Furukawa Electric Co. Ltd.	19,082
500	Hankyu Hanshin Holdings, Inc.	14,794
3,400	Hitachi Ltd.	111,420
3,200	Honda Motor Co. Ltd.	32,255
900	Hoya Corp.	137,625
200	Ibiden Co. Ltd.	20,008
2,100	Idemitsu Kosan Co. Ltd.	17,192
900	IHI Corp.	15,736
800	Inpex Corp.	18,439
6,000	ITOCHU Corp.	75,298
1,700	Japan Exchange Group, Inc.	23,125
1,100	Japan Post Bank Co. Ltd.	21,269
1,700	Japan Post Holdings Co. Ltd.	25,150
900	Japan Tobacco, Inc.	40,128
1,600	JFE Holdings, Inc.(2)	18,154
1,300	Kansai Electric Power Co., Inc.	19,688
2,000	Kao Corp.	41,112
600	Kawasaki Heavy Industries Ltd.	10,251
3,700	KDDI Corp.	68,168
100	Keyence Corp.	50,159
200	Kioxia Holdings Corp.*	55,747
1,600	Kirin Holdings Co. Ltd.	29,600
500	Komatsu Ltd.	21,695
100	Lasertec Corp.	22,973
800	Marubeni Corp.	25,856
700	Minebea Mitsumi, Inc.	15,942
1,700	Mitsubishi Corp.	50,818
4,500	Mitsubishi Electric Corp.	162,104
500	Mitsubishi Estate Co. Ltd.	12,139
1,800	Mitsubishi HC Capital, Inc.	16,573
2,000	Mitsubishi Heavy Industries Ltd.	46,725
17,900	Mitsubishi UFJ Financial Group, Inc.	399,823
1,300	Mitsui & Co. Ltd.	39,889
1,600	Mitsui Fudosan Co. Ltd.	15,586
500	Mitsui OSK Lines Ltd.(2)	18,471
1,600	Mizuho Financial Group, Inc.	82,951
5,100	MS&AD Insurance Group Holdings, Inc.	156,996
1,300	Murata Manufacturing Co. Ltd.	59,234
1,100	NEC Corp.	32,690
1,100	NIDEC Corp.	17,664
900	Nintendo Co. Ltd.	42,932
21	Nippon Building Fund, Inc. REIT	17,714
5,100	Nippon Steel Corp.(2)	20,776
500	Nippon Yusen KK	19,199
1,700	Nomura Holdings, Inc.	16,447
30,700	NTT, Inc.	29,426
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	Japan - 2.8% - (continued)
2,200	Oriental Land Co. Ltd.(2)	$43,911
700	ORIX Corp.	28,251
500	Osaka Gas Co. Ltd.	17,154
400	Otsuka Holdings Co. Ltd.	27,736
1,300	Panasonic Holdings Corp.	34,375
2,800	Rakuten Group, Inc.*	14,600
2,600	Recruit Holdings Co. Ltd.	205,610
1,000	Renesas Electronics Corp.	20,044
1,300	Resona Holdings, Inc.	17,629
500	Ryohin Keikaku Co. Ltd.	13,115
800	SBI Holdings, Inc.	15,103
500	Secom Co. Ltd.	21,538
700	Seven & i Holdings Co. Ltd.(2)	9,282
100	Shimano, Inc.	12,623
1,000	Shin-Etsu Chemical Co. Ltd.	35,650
1,000	Shiseido Co. Ltd.	19,754
200	SMC Corp.	86,412
23,700	SoftBank Corp.	33,265
6,200	SoftBank Group Corp.	193,114
500	Sompo Holdings, Inc.	22,198
4,400	Sony Group Corp.	102,823
1,400	Subaru Corp.	23,831
4,000	Sumitomo Corp.	41,520
2,400	Sumitomo Electric Industries Ltd.	31,764
500	Sumitomo Metal Mining Co. Ltd.	25,133
2,500	Sumitomo Mitsui Financial Group, Inc.	107,422
900	Sumitomo Realty & Development Co. Ltd.	20,173
1,700	Takeda Pharmaceutical Co. Ltd.	58,370
1,400	TDK Corp.	26,920
1,300	Tokio Marine Holdings, Inc.	66,256
300	Tokyo Electron Ltd.	100,301
6,700	Toyota Motor Corp.	126,795
300	Toyota Tsusho Corp.	12,452
800	West Japan Railway Co.	15,096
		4,692,551
	Luxembourg - 0.0%
507	ArcelorMittal SA	35,813
247	Eurofins Scientific SE	19,479
		55,292
	Macau - 0.0%
3,000	Galaxy Entertainment Group Ltd.	13,083
	Malaysia - 0.1%
9,900	CIMB Group Holdings Bhd.	19,119
1,300	Hong Leong Bank Bhd.	7,014
12,400	Malayan Banking Bhd.	33,058
27,000	Public Bank Bhd.	34,134
3,600	RHB Bank Bhd.	7,530
		100,855
	Mexico - 0.1%
28,042	America Movil SAB de CV Series B	35,734
3,766	Grupo Financiero Banorte SAB de CV Class O	43,615
6,393	Grupo Mexico SAB de CV Series B	76,674
186	Southern Copper Corp.	33,984
12,028	Wal-Mart de Mexico SAB de CV	34,897
		224,904
	Netherlands - 0.8%
720	ABN AMRO Bank NV(4)	32,571
26	Adyen NV*(3)	26,448
40	Argenx SE*	34,364
30	ASM International NV	27,784
500	ASML Holding NV	823,972
56	BE Semiconductor Industries NV	12,842
241	EXOR NV	19,300

14

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	Netherlands - 0.8% - (continued)
1,085	Heineken NV	$98,236
1,915	ING Groep NV	67,296
718	Koninklijke Ahold Delhaize NV(2)	28,449
5,140	Koninklijke KPN NV	24,270
183	Nebius Group NV*(2)	34,845
504	NN Group NV	47,508
199	NXP Semiconductors NV	45,603
849	Universal Music Group NV	14,008
260	Wolters Kluwer NV	20,412
		1,357,908
	New Zealand - 0.0%
251	Xero Ltd.*	12,531
	Norway - 0.2%
2,891	DNB Bank ASA	93,086
4,822	Equinor ASA	197,947
1,543	Orkla ASA	17,140
		308,173
	Peru - 0.0%
74	Credicorp Ltd.	29,643
	Portugal - 0.0%
18,773	Banco Comercial Portugues SA Class R	23,130
	Singapore - 0.4%
4,710	DBS Group Holdings Ltd.	271,752
3,000	Keppel Ltd.	26,793
2,100	Oversea-Chinese Banking Corp. Ltd.	47,698
1,014	Sea Ltd. ADR*	108,234
35,600	Singapore Telecommunications Ltd.	123,172
445	STMicroelectronics NV	23,771
1,700	United Overseas Bank Ltd.	57,492
		658,912
	South Africa - 0.2%
1,744	Absa Group Ltd.	24,037
1,136	Anglo American PLC	57,506
692	Bid Corp. Ltd.	18,965
10,365	FirstRand Ltd.	61,989
528	Gold Fields Ltd.	17,051
1,173	Harmony Gold Mining Co. Ltd.	18,508
695	Naspers Ltd. Class N	36,517
1,032	Remgro Ltd.	12,142
303	Valterra Platinum Ltd.	22,941
		269,656
	South Korea - 1.4%
77	Alteogen, Inc.*	16,503
315	APR Corp.	69,910
147	Celltrion, Inc.	18,944
382	Doosan Enerbility Co. Ltd.*	17,507
585	Hana Financial Group, Inc.	50,567
36	Hanwha Aerospace Co. Ltd.	23,112
124	Hanwha Ocean Co. Ltd.*	7,341
28	HD Hyundai Electric Co. Ltd.	12,948
30	HD Hyundai Heavy Industries Co. Ltd.	10,044
75	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	19,917
60	Hyundai Mobis Co. Ltd.	19,404
111	Hyundai Motor Co.	29,410
175	KB Financial Group, Inc.	20,481
1,421	Kia Corp.	128,118
153	Korea Aerospace Industries Ltd.	13,622
3,510	KT Corp. ADR	63,496
230	NAVER Corp.	32,927
90	POSCO Holdings, Inc.	19,433
100	Samsung C&T Corp.	23,296
39	Samsung Electro-Mechanics Co. Ltd.	29,802
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	South Korea - 1.4% - (continued)
3,646	Samsung Electronics Co. Ltd.	$634,604
110	Samsung Electronics Co. Ltd. GDR(4)	460,680
1,172	Samsung Heavy Industries Co. Ltd.*	17,425
43	Samsung SDI Co. Ltd.*	11,725
897	Shinhan Financial Group Co. Ltd.	62,270
389	SK Hynix, Inc.	441,770
59	SK Square Co. Ltd.*	40,569
		2,295,825
	Spain - 0.6%
10,466	Banco Bilbao Vizcaya Argentaria SA	293,382
4,470	Banco de Sabadell SA	17,161
9,591	Banco Santander SA	136,406
3,429	CaixaBank SA	49,811
560	Cellnex Telecom SA*(3)	17,396
13,037	Iberdrola SA	309,675
2,182	Industria de Diseno Textil SA	142,405
800	Repsol SA	24,417
		990,653
	Sweden - 0.4%
534	AddTech AB Class B	19,430
493	Assa Abloy AB Class B	18,293
3,201	Atlas Copco AB Class A	67,637
584	Boliden AB	29,385
485	Epiroc AB Class A	12,434
652	Essity AB Class B(2)	18,941
194	Evolution AB*(3)	14,806
1,222	Hexagon AB Class B	12,062
423	Industrivarden AB Class C	24,206
2,213	Investor AB Class B	95,597
611	Lifco AB Class B	20,810
307	Saab AB Class B	19,291
967	Sandvik AB	36,161
930	Skandinaviska Enskilda Banken AB Class A	21,792
699	Skanska AB Class B	19,614
1,663	Svenska Cellulosa AB SCA Class B	18,907
693	Svenska Handelsbanken AB Class A	10,596
606	Swedbank AB Class A	24,240
1,003	Tele2 AB Class B	17,376
1,186	Telefonaktiebolaget LM Ericsson Class B	11,666
3,765	Volvo AB Class B	144,018
		657,262
	Switzerland - 0.7%
1,464	ABB Ltd.	144,437
6	Chocoladefabriken Lindt & Spruengli AG	69,252
913	Cie Financiere Richemont SA Class A	215,780
134	Galderma Group AG*	29,160
70	Geberit AG	46,123
17	Givaudan SA	67,946
86	Helvetia Baloise Holding AG	23,063
209	Logitech International SA	21,345
42	Lonza Group AG*	29,273
1,651	Nestle SA	165,019
37	Partners Group Holding AG	30,841
182	Sandoz Group AG	14,836
57	Schindler Holding AG	17,942
256	Sika AG*	57,598
16	Swiss Life Holding AG	18,880
17	Swisscom AG	13,064
224	TE Connectivity PLC	46,075
2,413	UBS Group AG*	127,545
16	VAT Group AG(3)	11,976
80	Zurich Insurance Group AG	60,938
		1,211,093
	Taiwan - 1.9%
1,000	Accton Technology Corp.	64,817

15

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	Taiwan - 1.9% - (continued)
1,311	ASE Technology Holding Co. Ltd. ADR	$46,108
1,000	Asustek Computer, Inc.	24,813
8,000	Cathay Financial Holding Co. Ltd.	24,898
1,030	Chunghwa Telecom Co. Ltd. ADR	43,888
15,000	CTBC Financial Holding Co. Ltd.	29,939
1,000	Delta Electronics, Inc.	49,198
16,000	E.Sun Financial Holding Co. Ltd.	19,083
19,000	First Financial Holding Co. Ltd.	21,585
7,175	Fubon Financial Holding Co. Ltd.	28,599
4,781	Hon Hai Precision Industry Co. Ltd. GDR(4)	72,459
30,000	KGI Financial Holding Co. Ltd.	28,343
4,000	Lite-On Technology Corp.	25,349
2,000	MediaTek, Inc.	213,055
4,000	Nan Ya Plastics Corp.	19,005
3,000	Quanta Computer, Inc.	26,688
1,000	Realtek Semiconductor Corp.	20,737
23,460	SinoPac Financial Holdings Co. Ltd.	29,258
14,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,035,513
2,937	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,187,282
39,390	TS Financial Holding Co. Ltd.	43,373
1,000	Unimicron Technology Corp.	23,463
7,000	Uni-President Enterprises Corp.	15,918
1,795	United Microelectronics Corp. ADR	34,159
5,000	Wistron Corp.	26,815
2,000	Yageo Corp.	30,103
		3,184,448
	Thailand - 0.1%
1,900	Advanced Info Service PCL NVDR	21,582
8,800	Airports of Thailand PCL NVDR	16,712
13,400	CP ALL PCL NVDR	19,212
1,500	Delta Electronics Thailand PCL NVDR	12,282
17,600	PTT PCL NVDR	20,289
		90,077
	Turkey - 0.0%
2,166	Aselsan Elektronik Sanayi Ve Ticaret AS	15,601
2,372	BIM Birlesik Magazalar AS	19,482
1,511	Turk Hava Yollari AO	9,974
		45,057
	United Kingdom - 1.5%
621	3i Group PLC	23,907
1,894	AstraZeneca PLC	322,189
4,716	BAE Systems PLC	133,507
9,872	Barclays PLC	67,856
1,344	British American Tobacco PLC	81,528
5,500	CK Hutchison Holdings Ltd.	51,531
194	Coca-Cola Europacific Partners PLC	21,235
1,927	Compass Group PLC	61,194
1,252	Diageo PLC	27,504
6,913	GSK PLC	179,758
24,665	HSBC Holdings PLC	525,534
1,009	Imperial Brands PLC	38,292
323	Intertek Group PLC	25,512
50,578	Lloyds Banking Group PLC	78,174
932	London Stock Exchange Group PLC	104,843
4,222	Marks & Spencer Group PLC	23,079
4,046	National Grid PLC	64,760
5,080	NatWest Group PLC	47,918
105	Next PLC	21,027
1,204	Pearson PLC	20,317
624	Reckitt Benckiser Group PLC	44,040
1,588	RELX PLC	55,853
6,700	Rolls-Royce Holdings PLC	133,663
556	Severn Trent PLC	22,548
1,118	SSE PLC	35,321
6,486	Standard Chartered PLC	191,775
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	United Kingdom - 1.5% - (continued)
5,977	Tesco PLC	$39,342
1,593	Unilever PLC	101,359
23,858	Vodafone Group PLC	37,862
1,405	Wise Group PLC Class A*	16,781
		2,598,209
	United States - 35.1%
421	3M Co.	74,214
1,044	Abbott Laboratories	110,351
1,203	AbbVie, Inc.	301,881
429	Accenture PLC Class A	71,180
317	Adobe, Inc.*	79,380
1,560	Advanced Micro Devices, Inc.*	742,794
547	Aflac, Inc.	69,732
403	Agilent Technologies, Inc.	55,763
193	Air Products & Chemicals, Inc.	56,914
359	Airbnb, Inc. Class A*	54,396
736	Alcon AG	50,548
214	Allstate Corp.	56,513
79	Alnylam Pharmaceuticals, Inc.*	16,236
7,339	Alphabet, Inc. Class A	2,613,638
3,263	Alphabet, Inc. Class C	1,163,749
1,101	Altria Group, Inc.	75,231
9,243	Amazon.com, Inc.*	2,510,214
631	Amcor PLC	28,319
172	Ameren Corp.	18,853
424	American Electric Power Co., Inc.	54,208
907	American Express Co.	304,979
588	American International Group, Inc.	46,205
286	American Tower Corp. REIT	49,581
293	American Water Works Co., Inc.	39,312
145	Ameriprise Financial, Inc.	79,147
361	AMETEK, Inc.	87,257
366	Amgen, Inc.	140,969
870	Amphenol Corp. Class A	139,809
325	Analog Devices, Inc.	119,408
133	Aon PLC Class A	47,953
416	Apollo Global Management, Inc.	52,245
12,679	Apple, Inc.	3,916,670
525	Applied Materials, Inc.	266,527
166	AppLovin Corp. Class A*	65,719
355	Aptiv PLC*	20,047
172	Arch Capital Group Ltd.*	17,291
533	Archer-Daniels-Midland Co.	42,251
1,885	Arista Networks, Inc.*	339,960
266	Arthur J Gallagher & Co.	66,346
225	AST SpaceMobile, Inc.*(2)	13,270
87	Astera Labs, Inc.*	27,077
4,459	AT&T, Inc.	103,672
326	Atmos Energy Corp.	56,326
216	Autodesk, Inc.*	50,587
351	Automatic Data Processing, Inc.	93,527
16	AutoZone, Inc.*	48,260
43	Axon Enterprise, Inc.*	22,694
2,100	Baker Hughes Co.	127,029
265	Ball Corp.	17,198
4,310	Bank of America Corp.	267,004
459	Bank of New York Mellon Corp.	71,755
214	Becton Dickinson & Co.	35,443
700	BeOne Medicines Ltd. Class H*	17,304
949	Berkshire Hathaway, Inc. Class B*	485,451
87	Biogen, Inc.*	17,657
231	Blackrock, Inc.	251,880
656	Blackstone, Inc.	83,804
565	Block, Inc.*	45,901
196	Bloom Energy Corp. Class A*	40,339
515	Boeing Co.*	111,312
991	Booking Holdings, Inc.	191,164

16

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	United States - 35.1% - (continued)
1,286	Boston Scientific Corp.*	$60,095
9,897	BP PLC	74,358
3,013	Bristol-Myers Squibb Co.	196,779
4,388	Broadcom, Inc.	1,708,161
180	Brown & Brown, Inc.	12,672
96	Bunge Global SA	10,198
40	Burlington Stores, Inc.*	14,739
506	Cadence Design Systems, Inc.*	172,050
514	Capital One Financial Corp.	107,431
155	Cardinal Health, Inc.	35,655
587	Carnival Corp. Ltd.	16,324
1,812	Carrier Global Corp.	112,000
1,100	Carvana Co.*	68,596
27	Casey's General Stores, Inc.	23,517
329	Caterpillar, Inc.	268,072
228	CBRE Group, Inc. Class A*	33,473
151	Cencora, Inc.	47,012
427	Centene Corp.*	26,568
1,024	CenterPoint Energy, Inc.	43,049
79	CH Robinson Worldwide, Inc.	11,671
1,196	Charles Schwab Corp.	125,867
47	Charter Communications, Inc. Class A*	6,814
159	Cheniere Energy, Inc.	41,908
1,233	Chevron Corp.	242,691
985	Chipotle Mexican Grill, Inc.*	36,662
715	Chubb Ltd.	250,736
187	Church & Dwight Co., Inc.	18,477
113	Ciena Corp.*	42,607
225	Cigna Group	62,786
402	Cintas Corp.	82,261
2,752	Cisco Systems, Inc.	319,204
1,249	Citigroup, Inc.	165,430
258	Cloudflare, Inc. Class A*	71,977
303	CME Group, Inc.	81,140
240	CMS Energy Corp.	17,278
5,181	Coca-Cola Co.	453,804
942	Coeur Mining, Inc.	14,045
411	Cognizant Technology Solutions Corp. Class A	22,749
144	Coherent Corp.*	37,856
107	Coinbase Global, Inc. Class A*	15,650
577	Colgate-Palmolive Co.	52,680
2,797	Comcast Corp. Class A	67,016
28	Comfort Systems USA, Inc.	48,431
2,045	ConocoPhillips	246,382
285	Consolidated Edison, Inc.	31,022
79	Constellation Brands, Inc. Class A	10,288
223	Constellation Energy Corp.	58,593
263	Copart, Inc.*	7,659
115	CoreWeave, Inc. Class A*	8,254
612	Corning, Inc.	84,609
40	Corpay, Inc.*	15,284
453	Corteva, Inc.	35,656
486	CoStar Group, Inc.*	13,977
297	Costco Wholesale Corp.	282,711
573	Credo Technology Group Holding Ltd.*	118,605
488	CRH PLC	46,365
756	Crowdstrike Holdings, Inc. Class A*	144,290
432	Crown Castle, Inc. REIT	32,962
1,646	CSX Corp.	82,958
92	Cummins, Inc.	58,346
109	Curtiss-Wright Corp.	78,916
983	CVS Health Corp.	102,655
386	Danaher Corp.	75,262
160	Darden Restaurants, Inc.	32,573
229	Datadog, Inc. Class A*	61,365
301	Deere & Co.	178,394
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	United States - 35.1% - (continued)
197	Dell Technologies, Inc. Class C	$79,858
278	Delta Air Lines, Inc.	24,308
3,339	Devon Energy Corp.	150,689
360	Dexcom, Inc.*	30,042
255	Digital Realty Trust, Inc. REIT	48,073
135	Dollar General Corp.	17,152
106	Dollar Tree, Inc.*	13,484
686	Dominion Energy, Inc.	47,451
341	DoorDash, Inc. Class A*	66,891
70	Dover Corp.	14,323
242	Dow, Inc.	7,330
240	Dr. Horton, Inc.	34,334
644	Duke Energy Corp.	80,777
165	DuPont de Nemours, Inc.	22,605
623	Eaton Corp. PLC	258,670
347	eBay, Inc.	39,561
238	Ecolab, Inc.	66,076
174	Edison International	12,766
523	Edwards Lifesciences Corp.*	45,015
175	Electronic Arts, Inc.	36,725
194	Elevance Health, Inc.	72,913
658	Eli Lilly & Co.	755,937
28	EMCOR Group, Inc.	22,328
476	Emerson Electric Co.	71,314
88	Entegris, Inc.	10,476
193	Entergy Corp.	20,771
491	EOG Resources, Inc.	73,007
410	EQT Corp.	21,849
82	Equinix, Inc. REIT	83,581
132	Essex Property Trust, Inc. REIT	37,506
724	Estee Lauder Cos., Inc. Class A	60,744
472	Evergy, Inc.	39,181
245	Everpure, Inc. Class A*	18,907
147	Eversource Energy	10,524
793	Exelon Corp.	36,335
346	Expand Energy Corp.	32,534
87	Expedia Group, Inc.	25,642
100	Expeditors International of Washington, Inc.	16,789
1,279	Experian PLC	48,256
97	Extra Space Storage, Inc. REIT	14,360
2,706	ExxonMobil Holdings Corp.	420,621
38	F5, Inc.*	15,298
13	Fair Isaac Corp.*	14,599
698	Fastenal Co.	33,302
194	FedEx Corp.	59,636
122	Fedex Freight Holding Co., Inc.*	17,145
162	Ferguson Enterprises, Inc.	37,961
491	Ferrovial NV	32,163
697	Fidelity National Information Services, Inc.	31,205
679	Fifth Third Bancorp	38,363
60	First Solar, Inc.*	12,662
397	FirstEnergy Corp.	19,179
443	Fiserv, Inc.*	23,895
226	Flex Ltd.*	25,707
172	Flutter Entertainment PLC*	17,969
3,298	Ford Motor Co.	48,415
499	Fortinet, Inc.*	80,813
189	Fortive Corp.	11,191
315	Fox Corp. Class A	18,342
2,238	Freeport-McMoRan, Inc.	140,166
74	FTAI Aviation Ltd.	15,244
105	Garmin Ltd.	30,847
335	GE HealthCare Technologies, Inc.	22,787
290	GE Vernova, Inc.	287,184
188	General Dynamics Corp.	72,083
1,298	General Electric Co.	467,371
793	General Mills, Inc.	28,350

17

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	United States - 35.1% - (continued)
721	General Motors Co.	$64,068
758	Gilead Sciences, Inc.	98,699
310	Global Payments, Inc.	26,065
207	Goldman Sachs Group, Inc.	210,805
28,395	Haleon PLC	139,009
852	Halliburton Co.	27,477
272	HCA Healthcare, Inc.	109,504
62	HEICO Corp.	22,094
120	Hershey Co.	21,006
706	Hewlett Packard Enterprise Co.	33,817
204	Hilton Worldwide Holdings, Inc.	65,380
311	Holcim AG*	28,246
631	Home Depot, Inc.	209,467
212	Honeywell Aerospace, Inc.*	43,829
212	Honeywell International, Inc.	51,527
668	Howmet Aerospace, Inc.	188,550
1,135	HP, Inc.	30,951
30	Hubbell, Inc.	14,176
97	Humana, Inc.	35,294
78	IDEXX Laboratories, Inc.*	43,607
239	Illinois Tool Works, Inc.	68,581
144	Illumina, Inc.*	29,534
192	Ingersoll Rand, Inc.	16,009
174	Insmed, Inc.*	17,156
3,119	Intel Corp.*	281,334
240	Interactive Brokers Group, Inc. Class A	21,118
473	Intercontinental Exchange, Inc.	72,123
678	International Business Machines Corp.	151,635
302	International Flavors & Fragrances, Inc.	23,924
355	International Paper Co.	14,495
195	Intuit, Inc.	61,634
421	Intuitive Surgical, Inc.*	148,752
1,195	Invitation Homes, Inc. REIT	35,515
297	IonQ, Inc.*(2)	10,823
181	IQVIA Holdings, Inc.*	42,539
136	Iron Mountain, Inc. REIT	16,636
125	Jabil, Inc.	39,381
2,048	Johnson & Johnson	525,005
515	Johnson Controls International PLC	75,530
3,062	JP Morgan Chase & Co.	1,077,181
1,345	Kenvue, Inc.	25,878
1,380	Keurig Dr. Pepper, Inc.	42,946
161	Keysight Technologies, Inc.*	51,372
351	Kimberly-Clark Corp.	38,368
1,316	Kinder Morgan, Inc.	42,349
506	KKR & Co., Inc.	51,324
980	KLA Corp.	179,164
251	Kroger Co.	14,493
141	L3Harris Technologies, Inc.	39,065
52	Labcorp Holdings, Inc.	16,078
876	Lam Research Corp.	256,686
199	Las Vegas Sands Corp.	9,729
275	Lennar Corp. Class A	22,646
808	Liberty Media Corp.-Liberty Formula One Class C*	79,289
278	Linde PLC	132,990
136	Live Nation Entertainment, Inc.*	23,682
117	Lockheed Martin Corp.	68,181
180	Loews Corp.	20,882
437	Lowe's Cos., Inc.	90,813
114	Lululemon Athletica, Inc.*	13,551
162	Lumentum Holdings, Inc.*	115,658
359	LyondellBasell Industries NV Class A	22,287
293	Marathon Petroleum Corp.	92,726
121	Marriott International, Inc. Class A	45,112
288	Marsh & McLennan Cos., Inc.	54,631
124	Martin Marietta Materials, Inc.	65,117
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	United States - 35.1% - (continued)
604	Marvell Technology, Inc.	$113,286
553	Mastercard, Inc. Class A	316,924
498	McDonald's Corp.	134,779
96	McKesson Corp.	82,194
1,763	Medtronic PLC	150,543
1,795	Merck & Co., Inc.	233,709
2,228	Meta Platforms, Inc. Class A	1,240,350
346	MetLife, Inc.	33,261
413	Microchip Technology, Inc.	30,682
791	Micron Technology, Inc.	651,017
6,515	Microsoft Corp.	3,027,651
1,097	Mondelez International, Inc. Class A	68,354
61	MongoDB, Inc.*	20,586
27	Monolithic Power Systems, Inc.	38,503
2,302	Monster Beverage Corp.*	221,867
429	Moody's Corp.	205,225
2,231	Morgan Stanley	469,447
237	Motorola Solutions, Inc.	103,273
70	MSCI, Inc.	40,057
1,463	Nasdaq, Inc.	137,800
118	Natera, Inc.*	31,596
103	NetApp, Inc.	18,385
3,645	Netflix, Inc.*	261,383
694	Newmont Corp.	65,035
774	News Corp. Class A	21,331
3,629	NextEra Energy, Inc.	315,433
1,027	NIKE, Inc. Class B	42,836
255	Norfolk Southern Corp.	85,547
105	Northrop Grumman Corp.	56,960
2,094	Novartis AG	327,484
118	NRG Energy, Inc.	15,846
222	Nucor Corp.	57,118
21,468	NVIDIA Corp.	4,309,701
466	Occidental Petroleum Corp.	26,595
138	Okta, Inc.*	19,586
98	Old Dominion Freight Line, Inc.	20,790
463	Omnicom Group, Inc.	36,438
206	ON Semiconductor Corp.*	16,812
405	ONEOK, Inc.	36,778
1,607	Oracle Corp.	208,701
1,714	O'Reilly Automotive, Inc.*	153,146
478	Otis Worldwide Corp.	34,392
456	PACCAR, Inc.	60,502
1,568	Palantir Technologies, Inc. Class A*	192,958
545	Palo Alto Networks, Inc.*	180,847
296	Parker-Hannifin Corp.	289,053
373	Paychex, Inc.	43,581
874	PayPal Holdings, Inc.	50,002
1,005	PepsiCo, Inc.	140,258
3,459	Pfizer, Inc.	86,510
977	PG&E Corp.	16,980
1,020	Philip Morris International, Inc.	194,636
419	Phillips 66	88,694
283	PNC Financial Services Group, Inc.	70,713
280	PPG Industries, Inc.	30,946
1,722	Procter & Gamble Co.	248,812
406	Progressive Corp.	85,837
708	Prologis, Inc. REIT	102,384
233	Prudential Financial, Inc.	28,445
686	Public Service Enterprise Group, Inc.	52,602
192	Public Storage REIT	62,241
248	Qnity Electronics, Inc.	32,533
748	QUALCOMM, Inc.	110,412
94	Quanta Services, Inc.	62,732
580	Realty Income Corp. REIT	37,045
79	Reddit, Inc. Class A*	11,113
71	Regeneron Pharmaceuticals, Inc.	54,147

18

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	United States - 35.1% - (continued)
74	Republic Services, Inc.	$15,581
178	ResMed, Inc.	37,554
136	Revolution Medicines, Inc.*	25,504
494	Robinhood Markets, Inc. Class A*	42,761
341	ROBLOX Corp. Class A*	12,140
809	Roche Holding AG	353,608
359	Rocket Lab Corp.*	23,317
66	Rockwell Automation, Inc.	31,685
295	Roku, Inc.*	42,778
219	Rollins, Inc.	8,315
116	Roper Technologies, Inc.	45,469
337	Ross Stores, Inc.	84,611
169	Royal Caribbean Cruises Ltd.	53,793
838	Royalty Pharma PLC Class A	48,964
933	RTX Corp.	200,800
204	S&P Global, Inc.	84,034
641	Salesforce, Inc.	117,957
612	Samsara, Inc. Class A*	22,809
39	Sandisk Corp.*	47,378
692	Sanofi SA	59,589
109	SBA Communications Corp. REIT	19,727
741	Schneider Electric SE	248,965
155	Seagate Technology Holdings PLC	132,700
644	Sempra	57,026
544	ServiceNow, Inc.*	60,509
790	SharkNinja, Inc.*	127,798
7,348	Shell PLC	336,656
534	Sherwin-Williams Co.	182,014
340	Simon Property Group, Inc. REIT	77,986
981	SLB Ltd.	48,648
373	Smurfit WestRock PLC	17,147
617	Snowflake, Inc.*	180,954
675	SoFi Technologies, Inc.*(2)	11,009
574	Southern Co.	54,266
170	Spotify Technology SA*	84,990
733	Starbucks Corp.	77,148
90	State Street Corp.	16,574
1,711	Stellantis NV*	9,851
177	Strategy, Inc.*	16,511
597	Stryker Corp.	194,443
217	Sunbelt Rentals Holdings, Inc.	15,547
390	Super Micro Computer, Inc.*	11,076
191	Swiss Re AG	31,785
133	Synopsys, Inc.*	51,705
385	Sysco Corp.	32,817
380	T. Rowe Price Group, Inc.	42,465
110	Take-Two Interactive Software, Inc.*	26,721
617	Tapestry, Inc.	94,012
212	Targa Resources Corp.	57,318
874	Target Corp.	126,284
49	Teledyne Technologies, Inc.*	32,123
124	Teradyne, Inc.	45,594
1,977	Tesla, Inc.*	615,262
597	Texas Instruments, Inc.	164,617
34	Texas Pacific Land Corp.	13,688
429	Thermo Fisher Scientific, Inc.	246,375
1,706	TJX Cos., Inc.	268,422
407	T-Mobile U.S., Inc.	70,293
250	Tractor Supply Co.	7,692
164	Trane Technologies PLC	74,612
45	TransDigm Group, Inc.	56,447
78	Travelers Cos., Inc.	29,200
490	Trimble, Inc.*	27,724
818	Truist Financial Corp.	42,405
89	Twilio, Inc. Class A*	17,564
215	Tyson Foods, Inc. Class A	12,461
848	U.S. Bancorp	53,432
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.8% - (continued)
	United States - 35.1% - (continued)
1,222	Uber Technologies, Inc.*	$85,980
26	Ulta Beauty, Inc.*	13,334
373	Union Pacific Corp.	108,964
528	United Parcel Service, Inc. Class B	55,028
64	United Rentals, Inc.	69,073
24	United Therapeutics Corp.*	12,425
1,029	UnitedHealth Group, Inc.	426,418
290	Valero Energy Corp.	90,741
631	Veeva Systems, Inc. Class A*	128,585
479	Ventas, Inc. REIT	44,791
139	Veralto Corp.	13,090
105	VeriSign, Inc.	30,452
229	Verisk Analytics, Inc.	44,621
2,677	Verizon Communications, Inc.	125,310
197	Vertex Pharmaceuticals, Inc.*	93,989
741	Vertiv Holdings Co. Class A	179,003
517	VICI Properties, Inc. REIT	13,623
2,014	Visa, Inc. Class A	737,386
218	Vistra Corp.	32,305
582	Vulcan Materials Co.	156,308
243	W.R. Berkley Corp.	17,627
3,064	Walmart, Inc.	340,717
1,043	Walt Disney Co.	100,326
1,901	Warner Bros Discovery, Inc.*	49,996
354	Waste Connections, Inc.	59,253
345	Waste Management, Inc.	78,160
438	Waters Corp.*	165,262
471	WEC Energy Group, Inc.	51,537
2,127	Wells Fargo & Co.	183,879
452	Welltower, Inc. REIT	105,967
254	Western Digital Corp.	138,389
82	Westinghouse Air Brake Technologies Corp.	23,851
1,009	Williams Cos., Inc.	72,184
67	Williams-Sonoma, Inc.	15,320
203	Workday, Inc. Class A*	32,549
369	WP Carey, Inc. REIT	27,158
32	WW Grainger, Inc.	44,231
689	Xcel Energy, Inc.	53,880
121	Xylem, Inc.	14,153
270	Yum! Brands, Inc.	41,386
418	Zoetis, Inc.	32,307
242	Zoom Communications, Inc.*	23,249
80	Zscaler, Inc.*	12,096
		59,292,631
	Total Common Stocks (cost $63,931,433)	$90,926,595
EXCHANGE-TRADED FUNDS - 17.8%
	Other Investment Pools & Funds - 17.8%
21,035	Global X Defense Tech ETF	$1,330,464
184,579	iShares iBoxx USD High Yield Corporate Bond ETF(2)	14,670,339
87,082	iShares iBoxx USD Investment Grade Corporate Bond ETF	9,252,462
24,905	SPDR Gold MiniShares Trust*	1,995,887
19,803	State Street SPDR Bloomberg High Yield Bond ETF	1,894,751
12,184	State Street SPDR S&P Bank ETF(2)	848,616
	Total Exchange-Traded Funds (cost $29,911,268)	$29,992,519
PREFERRED STOCKS - 0.0%
	Brazil - 0.0%
15,247	Itausa SA (Preference Shares)(5)	$41,568

19

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.0% - (continued)
	Germany - 0.0%
216	Henkel AG & Co. KGaA (Preference Shares)(5)		$18,830
412	Porsche Automobil Holding SE (Preference Shares)(5)		13,675
156	Volkswagen AG (Preference Shares)(5)		13,482
			45,987
	Total Preferred Stocks (cost $74,218)		$87,555
	Total Long-Term Investments (cost $119,568,680)		$146,120,967
SHORT-TERM INVESTMENTS - 20.6%
	Securities Lending Collateral - 9.5%
16,119,204	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(6)		$16,119,204
	U.S. Treasury Securities - 11.1%
	U.S. Treasury Bills - 11.1%
$ 8,130,000	3.40%, 08/20/2026(7)		8,114,832
3,592,000	3.46%, 08/18/2026(7)		3,585,863
7,000,000	3.64%, 09/29/2026(7)		6,958,155
			18,658,850
	Total Short-Term Investments (cost $34,778,053)		$34,778,054
	Total Investments (cost $154,346,733)	107.1%	$180,899,021
	Other Assets and Liabilities	(7.1)%	(11,986,104)
	Net Assets	100.0%	$168,912,917
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Opportunities Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2026, the Fund invested 3.6% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Represents entire or partial securities on loan.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$457,601, representing 0.3% of net assets.

(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $778,869, representing 0.5% of net assets.

(5)	Currently no rate available.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Energy Select Sector Future	15	09/18/2026	$1,880,400	$48,973
Euro STOXX Bank Index Future	222	09/18/2026	3,973,109	373,253
Euro-BTP Italian Bond Future	25	09/08/2026	3,350,477	(34,046)
HKG Hang Seng TECH Index Future	27	08/28/2026	832,819	18,098
S&P 500 (E-Mini) Future	19	09/18/2026	7,143,287	49,019
S&P Retail (E-Mini) Future	9	09/18/2026	858,150	17,299
SGX FTSE Taiwan Future	11	08/28/2026	1,633,170	72,778
Total				$545,374

20

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Futures Contracts Outstanding at July 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro STOXX 50 Future	(48)	09/18/2026	$(3,527,532)	$(104,252)
Total futures contracts				$441,122

OTC Total Return Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Bloomberg Commodity Index 3 Month Forward	GSC	USD	4,380	(0.11% )	09/09/2026	Lunar	$—	$—	$(5)	$(5)
Bloomberg Industrial Metals Subindex 3 Month Forward	GSC	USD	5,710	(0.08% )	09/09/2026	Lunar	—	—	27,744	27,744
Total OTC total return swap contracts							$—	$—	$27,739	$27,739

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.S46.V1	USD	6,964,198	(1.00%)	06/20/2031	Quarterly	$—	$(112,258)	$(151,353)	$(39,095)
Total centrally cleared credit default swap contracts						$—	$(112,258)	$(151,353)	$(39,095)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,832,000	CAD	3,440,329	USD	HSBC	08/26/2026	$10,479
115,000	NZD	67,446	USD	UBS	08/26/2026	352
4,500,869	USD	6,416,000	AUD	UBS	08/26/2026	(11,320)
2,205,029	USD	3,097,000	CAD	HSBC	08/26/2026	(6,716)
1,589,504	USD	1,283,000	CHF	UBS	08/26/2026	(2,113)
130,416	USD	852,000	DKK	MSC	08/26/2026	(1,209)
7,331,784	USD	6,410,000	EUR	BCLY	08/26/2026	(67,768)
3,152,859	USD	2,348,000	GBP	UBS	08/26/2026	(11,581)
2,505,930	USD	19,627,000	HKD	UBS	08/26/2026	842
4,502,833	USD	730,529,000	JPY	HSBC	08/26/2026	(98,236)
512,581	USD	4,945,000	SEK	MSC	08/26/2026	(7,463)
301,480	USD	388,000	SGD	UBS	08/26/2026	(1,640)
Total foreign currency contracts						$(196,373)

Foreign Cross Currency Contracts Outstanding at July 31, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	2,485,169	BCLY	08/26/2026	HUF	2,459,100	$26,068
HUF	2,459,100	HSBC	08/26/2026	EUR	2,483,933	(24,833)
Total foreign cross currency contracts						$1,235
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

21

Hartford Schroders Diversified Opportunities Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$5,745,772	$—	$5,745,772	$—
U.S. Government Agencies	15,289,808	—	15,289,808	—
U.S. Government Securities	4,078,718	—	4,078,718	—
Common Stocks	90,926,595	64,105,289	26,821,306	—
Exchange-Traded Funds	29,992,519	29,992,519	—	—
Preferred Stocks	87,555	41,568	45,987	—
Short-Term Investments	34,778,054	16,119,204	18,658,850	—
Foreign Currency Contracts(2)	37,741	—	37,741	—
Futures Contracts(2)	579,420	579,420	—	—
Swaps- Total Return(2)	27,744	—	27,744	—
Total	$181,543,926	$110,838,000	$70,705,926	$—
Liabilities
Foreign Currency Contracts(2)	$(232,879)	$—	$(232,879)	$—
Futures Contracts(2)	(138,298)	(138,298)	—	—
Swaps - Credit Default(2)	(39,095)	—	(39,095)	—
Swaps - Total Return(2)	(5)	—	(5)	—
Total	$(410,277)	$(138,298)	$(271,979)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

22

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Brazil - 4.9%
1,585,139	Axia Energia SA	$16,516,979
3,336,826	Banco BTG Pactual SA	37,389,250
4,423,430	Equatorial SA	33,735,400
7,385,380	Itau Unibanco Holding SA ADR	62,480,315
21,989	MercadoLibre, Inc.*	41,294,242
4,246,067	NU Holdings Ltd. Class A*	60,846,140
1,311,588	Petroleo Brasileiro SA - Petrobras ADR	25,444,807
2,391,316	PRIO SA*	28,705,321
2,257,744	Vale SA ADR	34,001,625
2,582,308	WEG SA	24,044,453
		364,458,532
	Chile - 0.4%
683,258	Antofagasta PLC	34,054,105
	China - 20.4%
443,360	Advanced Micro-Fabrication Equipment, Inc. China Class A	22,557,960
9,591,496	Alibaba Group Holding Ltd.	146,111,027
31,118,000	China Construction Bank Corp. Class H	36,514,666
19,953,000	China Mengniu Dairy Co. Ltd.	48,143,146
2,593,036	Contemporary Amperex Technology Co. Ltd. Class A	152,015,980
7,689,471	Fuyao Glass Industry Group Co. Ltd. Class A	67,950,111
1,517,164	H World Group Ltd. ADR	64,767,731
1,140,846	Hesai Group ADR*(1)	19,280,297
5,774,000	Innovent Biologics, Inc.*(2)	63,757,597
5,491,799	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	43,989,442
2,348,406	Kanzhun Ltd. ADR	38,232,050
5,168,714	Midea Group Co. Ltd. Class A	67,086,538
1,958,479	Montage Technology Co. Ltd. Class A	59,364,124
2,394,900	NetEase, Inc.	63,719,215
903,328	Prosus NV*	41,980,179
7,003,345	Shenzhen Inovance Technology Co. Ltd. Class A	66,492,858
1,959,382	Sieyuan Electric Co. Ltd. Class A	45,415,765
3,020,555	Sinoma Science & Technology Co. Ltd. Class A	19,269,786
5,388,200	Tencent Holdings Ltd.	329,235,108
2,102,991	WUS Printed Circuit Kunshan Co. Ltd. Class A	32,299,013
23,174,000	Zijin Mining Group Co. Ltd. Class H	98,396,324
		1,526,578,917
	Greece - 1.3%
8,325,549	Eurobank SA	43,022,646
1,470,589	National Bank of Greece SA	27,516,255
2,476,545	Piraeus Bank SA*	28,886,580
		99,425,481
	Hong Kong - 2.3%
10,994,200	AIA Group Ltd.	110,831,323
3,938,500	Zijin Gold International Co. Ltd.	59,556,812
		170,388,135
	Hungary - 0.7%
362,717	OTP Bank Nyrt	53,733,549
	India - 8.0%
13,497,860	Ashok Leyland Ltd.	23,497,330
3,994,461	Axis Bank Ltd.	51,437,964
4,992,156	Bajaj Finance Ltd.	59,677,769
3,418,093	Bharti Airtel Ltd.	70,615,485
10,533,081	Eternal Ltd.*	33,380,771
5,704,771	Hindalco Industries Ltd.	58,455,962
4,060,592	ICICI Bank Ltd. ADR	121,777,154
925,262	Larsen & Toubro Ltd.	38,163,260
2,184,685	Mahindra & Mahindra Ltd.	77,791,428
375,331	MakeMyTrip Ltd.*(1)	21,375,100
1,383,568	Reliance Industries Ltd.	18,943,046
5,530,536	Varun Beverages Ltd.	25,628,019
		600,743,288
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Mexico - 1.8%
3,283,511	Cemex SAB de CV ADR	$38,811,100
344,040	Fomento Economico Mexicano SAB de CV ADR	44,033,680
4,617,876	Grupo Financiero Banorte SAB de CV Class O	53,480,387
		136,325,167
	Peru - 0.7%
127,413	Credicorp Ltd.	51,039,099
	Poland - 1.4%
720,658	Bank Polska Kasa Opieki SA	47,502,011
1,901,049	Powszechna Kasa Oszczednosci Bank Polski SA	56,941,892
		104,443,903
	Russia - 0.0%
677,470	Polyus PJSC*(3)	—
5,358,303	Rosneft Oil Co. PJSC*(3)	—
		—
	South Africa - 4.6%
231,247	Capitec Bank Holdings Ltd.	66,029,105
13,470,652	FirstRand Ltd.	80,562,189
2,295,954	Gold Fields Ltd.	74,143,093
23,160,816	Pepkor Holdings Ltd.(2)	29,810,306
2,507,439	Shoprite Holdings Ltd.	43,611,808
663,444	Valterra Platinum Ltd.	49,679,112
		343,835,613
	South Korea - 21.0%
441,195	Hana Financial Group, Inc.	38,136,459
114,140	Hanwha Aerospace Co. Ltd.	73,276,450
149,554	HD Hyundai Heavy Industries Co. Ltd.*	50,073,034
111,399	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	29,583,103
349,338	KB Financial Group, Inc.	40,885,389
746,815	Kia Corp.	67,333,007
47,098	Samsung Biologics Co. Ltd.*(2)	48,456,224
137,847	Samsung C&T Corp.	32,113,199
35,975	Samsung Electro-Mechanics Co. Ltd.	27,490,179
3,728,752	Samsung Electronics Co. Ltd.	649,007,142
138,734	Samsung Fire & Marine Insurance Co. Ltd.	60,044,334
368,345	SK Hynix, Inc.	418,312,840
60,682	SK Square Co. Ltd.*	41,725,728
		1,576,437,088
	Taiwan - 27.8%
1,535,000	Accton Technology Corp.	99,494,000
6,521,036	ASE Technology Holding Co. Ltd.	111,278,180
28,324,000	CTBC Financial Holding Co. Ltd.	56,532,822
2,130,000	Delta Electronics, Inc.	104,790,920
7,267,000	E Ink Holdings, Inc.	42,049,072
480,000	Elite Material Co. Ltd.	68,905,240
17,052,000	Hon Hai Precision Industry Co. Ltd.	130,226,231
2,815,050	King Yuan Electronics Co. Ltd.	19,013,342
1,304,000	MediaTek, Inc.	138,912,099
16,706,139	Taiwan Semiconductor Manufacturing Co. Ltd.	1,235,673,559
2,348,429	Unimicron Technology Corp.	55,101,116
8,410,000	Uni-President Enterprises Corp.	19,124,040
		2,081,100,621
	Turkey - 0.7%
7,462,908	Aselsan Elektronik Sanayi Ve Ticaret AS	53,750,999
	United Arab Emirates - 1.7%
7,361,406	Abu Dhabi Commercial Bank PJSC	29,991,727
9,125,489	ADNOC Drilling Co. PJSC	14,485,446
29,089,627	Adnoc Gas PLC	26,105,853
8,857,318	Emaar Properties PJSC	26,435,284
5,440,534	First Abu Dhabi Bank PJSC	28,654,959
		125,673,269

23

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.7% - (continued)
	United States - 1.0%
2,994,400	BeOne Medicines Ltd. Class H*		$74,021,521
	Total Common Stocks (cost $3,637,289,347)		$7,396,009,287
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
24,591,124	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(4)		$24,591,124
	Total Short-Term Investments (cost $24,591,124)		$24,591,124
	Total Investments (cost $3,661,880,471)	99.0%	$7,420,600,411
	Other Assets and Liabilities	1.0%	75,051,045
	Net Assets	100.0%	$7,495,651,456
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$142,024,127, representing 1.9% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$7,396,009,287	$871,006,129	$6,525,003,158	$—
Short-Term Investments	24,591,124	24,591,124	—	—
Total	$7,420,600,411	$895,597,253	$6,525,003,158	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

24

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8%
	Argentina - 0.6%
$ 150,000	Telecom Argentina SA 8.50%, 01/20/2036(1)	$156,487
	Brazil - 3.6%
150,000	Cosan Overseas Ltd. 8.25%, 11/05/2026(2)(3)	140,475
200,000	Nova Securitisation SARL 5.75%, 02/03/2031(1)	190,352
260,102	Samarco Mineracao SA 9.50%, 06/30/2031(1)(4)	262,075
195,166	Yinson Bergenia Production BV 8.50%, 01/31/2045(1)	209,294
192,023	Yinson Boronia Production BV 8.95%, 07/31/2042(3)	211,583
		1,013,779
	Chile - 1.4%
200,000	Antofagasta PLC 5.63%, 09/09/2035(1)	199,350
200,000	Corp. Nacional del Cobre de Chile 5.63%, 10/18/2043(1)	185,202
		384,552
	China - 2.0%
200,000	Lenovo Group Ltd. 6.54%, 07/27/2032(3)	212,846
200,000	Prosus NV 4.19%, 01/19/2032(3)	187,656
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)	164,208
		564,710
	Colombia - 2.4%
200,000	Banco Davivienda SA 8.13%, 07/02/2035, (8.13% fixed rate until 07/02/2030; 5 yr. USD CMT + 4.59% thereafter)(1)(5)	205,100
220,000	Ecopetrol SA 7.38%, 09/18/2043	211,527
COP 868,000,000	Empresas Publicas de Medellin ESP 8.38%, 11/08/2027(1)	256,465
		673,092
	Guatemala - 0.7%
$ 200,000	Threelands Energy Ltd. SARL 7.45%, 10/20/2035(1)(6)	202,040
	Hong Kong - 3.4%
	AIA Group Ltd.
200,000	3.20%, 09/16/2040(3)	148,938
200,000	5.38%, 04/05/2034(1)	200,033
200,000	Elect Global Investments Ltd. 7.20%, 09/11/2030, (7.20% fixed rate until 09/11/2030; 5 yr. USD CMT + 3.28% thereafter)(2)(3)(5)	209,316
200,000	Melco Resorts Finance Ltd. 6.50%, 09/24/2033(1)	193,109
200,000	MTR Corp. CI Ltd. 5.63%, 09/24/2035, (5.63% fixed rate until 09/24/2035; 5 yr. USD CMT + 1.46% thereafter)(2)(3)(5)	203,246
		954,642
	India - 1.4%
200,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	198,420
200,000	Vedanta Resources Finance II PLC 9.85%, 04/24/2033(3)	200,777
		399,197
	Malaysia - 0.9%
270,000	Petronas Capital Ltd. 5.85%, 04/03/2055(1)	265,610
	Mexico - 11.2%
MXN 7,910,000	America Movil SAB de CV 10.30%, 01/30/2034	473,780
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Mexico - 11.2% - (continued)
$ 240,000	Banco Mercantil del Norte SA 8.00%, 01/24/2033, (8.00% fixed rate until 01/24/2033; 5 yr. USD CMT + 3.73% thereafter)(1)(2)(5)	$239,760
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(5)	214,125
194,290	CFE Fibra E 5.88%, 09/23/2040(1)	186,275
200,000	Esentia Energy Development SAB de CV 6.50%, 07/30/2038(1)	191,050
195,000	Grupo Televisa SAB 6.63%, 01/15/2040	169,650
	Petroleos Mexicanos
868,000	6.75%, 09/21/2047	710,024
672,000	7.69%, 01/23/2050	599,455
200,000	Saavi Energia SARL 8.88%, 02/10/2035(3)	216,160
200,000	Trust 2401 6.39%, 01/15/2050(1)	181,544
		3,181,823
	Pakistan - 0.7%
200,000	Veon Midco BV 7.45%, 06/01/2033(1)	198,270
	Panama - 1.3%
185,138	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	173,963
200,000	C&W Senior Finance Ltd. 9.00%, 01/15/2033(1)	203,201
		377,164
	Peru - 0.5%
143,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(1)(5)	145,717
	Qatar - 0.6%
200,000	Ooredoo International Finance Ltd. 4.50%, 01/31/2043(3)	172,916
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(7)(8)	—
	Saudi Arabia - 2.6%
	Gaci First Investment Co.
400,000	5.00%, 09/15/2035(3)	382,142
200,000	5.38%, 01/29/2054(3)	168,388
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	197,122
		747,652
	South Africa - 0.7%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	200,022
	South Korea - 1.4%
200,000	Hanwha Life Insurance Co. Ltd. 6.30%, 06/24/2055, (6.30% fixed rate until 06/24/2030; 5 yr. USD CMT + 2.29% thereafter)(3)(5)	204,250
200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(1)	202,322
		406,572
	Taiwan - 0.7%
200,000	Nanshan Life Pte. Ltd. 5.45%, 09/11/2034(3)	190,088

25

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Thailand - 0.7%
$ 200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(5)	$189,803
	Turkey - 2.8%
200,000	Akbank TAS 9.37%, 03/14/2029, (9.37% fixed rate until 03/14/2029; 5 yr. USD CMT + 5.27% thereafter)(1)(2)(5)	202,430
200,000	Turk Telekomunikasyon AS 6.95%, 10/07/2032(3)	196,459
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(1)(5)	202,868
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(3)	194,565
		796,322
	United Arab Emirates - 0.6%
200,000	Aldar Properties PJSC 5.88%, 04/14/2056, (5.88% fixed rate until 01/14/2033; 5 yr. USD CMT + 2.02% thereafter)(3)(5)	183,352
	United Kingdom - 2.1%
200,000	Avianca Midco 2 PLC 9.63%, 02/14/2030(3)	193,184
	Standard Chartered PLC
200,000	5.40%, 08/12/2036, (5.40% fixed rate until 08/12/2035; 1 yr. USD CMT + 1.20% thereafter)(3)(5)	194,756
200,000	7.63%, 01/16/2032, (7.63% fixed rate until 01/16/2032; 5 yr. USD CMT + 3.02% thereafter)(2)(3)(5)	208,402
		596,342
	United States - 0.3%
80,000	J&F Luxembourg Finance SARL 8.50%, 12/01/2032(3)	79,700
	Venezuela - 0.5%
	Petroleos de Venezuela SA
109,800	5.38%, 04/12/2027(3)(7)	40,022
195,000	12.75%, 02/17/2022(1)(7)	96,525
		136,547
	Zambia - 0.7%
200,000	First Quantum Minerals Ltd. 6.38%, 02/15/2036(1)	193,529
	Total Corporate Bonds (cost $12,624,857)	$12,409,928
FOREIGN GOVERNMENT OBLIGATIONS - 51.4%
	Angola - 0.7%
200,000	Angola Government International Bonds 9.24%, 01/15/2031(1)	$209,203
	Argentina - 2.4%
860,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(9)	679,830
	Brazil - 6.7%
200,000	Brazil Government International Bonds 7.25%, 01/12/2056	191,600
	Brazil Notas do Tesouro Nacional
BRL 3,277,000	10.00%, 01/01/2027	637,280
717,000	10.00%, 01/01/2029	130,821
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 51.4% - (continued)
	Brazil - 6.7% - (continued)
BRL 2,334,000	10.00%, 01/01/2031	$399,275
3,500,000	10.00%, 01/01/2037	527,105
		1,886,081
	Chile - 0.6%
	Bonos de la Tesoreria de la Republica en pesos
CLP 50,000,000	6.00%, 01/01/2043	54,672
45,000,000	6.20%, 10/01/2040(3)	49,921
55,000,000	7.00%, 05/01/2034(3)	64,325
		168,918
	Colombia - 6.1%
	Colombia Government International Bonds
$ 100,000	6.13%, 01/18/2041	90,500
370,000	7.38%, 09/18/2037	383,875
	Colombia TES
COP 777,400,000	9.25%, 05/28/2042	198,444
1,564,200,000	11.50%, 07/25/2046	475,866
239,300,000	11.75%, 01/24/2035	73,928
1,519,000,000	12.75%, 11/28/2040	503,223
		1,725,836
	Congo - 0.7%
$ 200,000	DRC International Bonds 8.75%, 04/16/2032(1)	206,182
	Czech Republic - 1.5%
	Czech Republic Government Bonds
CZK 4,530,000	4.00%, 04/04/2044	184,276
1,840,000	4.20%, 12/04/2036(3)	82,371
1,750,000	4.95%, 02/27/2037	82,939
1,660,000	5.30%, 09/19/2035	81,211
		430,797
	Ecuador - 3.4%
	Ecuador Government International Bonds
$ 657,000	8.75%, 01/29/2034(1)	650,758
300,000	9.25%, 01/29/2039(1)	298,500
		949,258
	Egypt - 4.0%
	Egypt Government Bonds
EGP 800,000	21.33%, 05/06/2028	15,334
6,224,000	22.58%, 01/07/2028	119,171
3,600,000	24.46%, 10/01/2027	68,634
15,462,000	25.32%, 08/13/2027	299,630
	Egypt Government International Bonds
$ 200,000	8.50%, 01/31/2047(3)	187,527
200,000	8.88%, 05/29/2050(3)	191,537
EGP 15,050,000	Egypt Treasury Bills 21.22%, 04/06/2027(10)	250,830
		1,132,663
	Guatemala - 1.5%
	Guatemala Government Bonds
$ 200,000	6.25%, 08/15/2036(1)	202,600
200,000	6.60%, 06/13/2036(3)	207,400
		410,000
	Hungary - 3.6%
	Hungary Government Bonds
HUF 173,700,000	6.75%, 07/23/2031	576,688
59,520,000	7.00%, 10/24/2035	206,681
$ 220,000	Hungary Government International Bonds 6.75%, 09/25/2052(3)	228,068
		1,011,437

26

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 51.4% - (continued)
	India - 0.7%
	India Government Bonds
INR 9,310,000	7.41%, 12/19/2036	$101,045
9,170,000	7.54%, 05/23/2036	100,319
		201,364
	Ivory Coast - 1.5%
$ 401,000	Ivory Coast Government International Bonds 8.08%, 04/01/2036(1)	427,794
	Malaysia - 1.5%
	Malaysia Government Bonds
MYR 502,000	3.76%, 05/22/2040	120,256
220,000	3.89%, 08/15/2029	54,623
322,000	4.07%, 06/15/2050	78,538
141,000	4.46%, 03/31/2053	36,429
226,000	4.50%, 04/30/2029	57,008
309,000	4.70%, 10/15/2042	82,173
		429,027
	Mexico - 2.9%
	Mexico Bonos
MXN 2,240,000	7.75%, 11/13/2042	108,898
2,230,000	8.00%, 11/07/2047	109,372
2,264,900	8.00%, 07/31/2053	109,670
2,254,200	8.00%, 04/29/2055	108,966
6,357,600	10.00%, 11/20/2036	386,177
		823,083
	Nigeria - 1.6%
$ 200,000	Nigeria Government International Bonds 10.38%, 12/09/2034(3)	238,132
	Nigeria OMO Bills
NGN 103,500,000	19.14%, 12/08/2026(10)	70,648
203,000,000	19.37%, 11/03/2026(10)	141,497
		450,277
	Oman - 1.5%
	Oman Government International Bonds
$ 200,000	6.50%, 03/08/2047(3)	203,188
200,000	7.00%, 01/25/2051(1)	216,006
		419,194
	Paraguay - 2.6%
	Paraguay Government International Bonds
200,000	6.00%, 02/09/2036(3)	204,000
200,000	6.10%, 08/11/2044(1)	195,800
PYG 471,000,000	7.90%, 02/09/2031(1)	75,710
1,669,000,000	8.50%, 04/04/2038(1)	266,582
		742,092
	Peru - 0.7%
PEN 630,000	Peru Government Bonds 6.90%, 08/12/2037	189,679
	Romania - 0.2%
$ 58,000	Romania Government International Bonds 7.63%, 01/17/2053(3)	61,198
	Saudi Arabia - 0.7%
200,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	183,279
	South Africa - 4.8%
	Republic of South Africa Government Bonds
ZAR 265,000	8.75%, 01/31/2044	15,268
270,000	8.75%, 02/28/2048	15,502
3,540,000	8.88%, 02/28/2035	217,790
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 51.4% - (continued)
	South Africa - 4.8% - (continued)
ZAR 1,319,709	9.00%, 01/31/2040		$78,538
665,000	9.88%, 03/31/2039		42,229
3,466,000	10.13%, 03/31/2042		224,050
5,072,187	10.88%, 03/31/2038		346,522
2,969,200	11.63%, 03/31/2053		221,717
$ 200,000	Republic of South Africa Government International Bonds 7.95%, 11/19/2054(3)		207,302
			1,368,918
	Turkey - 0.4%
TRY 5,832,100	Turkiye Government Bonds 41.50%, 05/17/2028, 1 day TRY TLREF Rate + 0.00%(5)		123,807
	Venezuela - 1.1%
	Venezuela Government International Bonds
$ 240,000	9.25%, 09/15/2027(7)		118,697
140,000	9.25%, 05/07/2028(3)(7)		67,900
244,100	11.75%, 10/21/2026(3)(7)		133,034
			319,631
	Total Foreign Government Obligations (cost $14,219,531)		$14,549,548
	Total Long-Term Investments (cost $26,844,388)		$26,959,476
SHORT-TERM INVESTMENTS - 4.0%
	Securities Lending Collateral - 0.7%
210,000	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(11)		$210,000
	U.S. Treasury Securities - 3.3%
	U.S. Treasury Bills - 3.3%
930,000	3.62%, 09/10/2026(10)		926,218
	Total Short-Term Investments (cost $1,136,218)		$1,136,218
	Total Investments (cost $27,980,606)	99.2%	$28,095,694
	Other Assets and Liabilities	0.8%	224,716
	Net Assets	100.0%	$28,320,410
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$9,038,685, representing 31.9% of net assets.

27

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $6,265,124, representing 22.1% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(6)	Represents entire or partial securities on loan.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	The rate shown represents current yield to maturity.
(11)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	7	09/30/2026	$741,836	$(7,911)
U.S. Treasury 10-Year Ultra Future	4	09/21/2026	438,812	(10,445)
U.S. Treasury Ultra Bond Future	2	09/21/2026	219,375	(12,192)
Total futures contracts				$(30,548)

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,755,000	BRL	539,561	USD	BOA	08/17/2026	$1,468
2,755,000	BRL	539,614	USD	JPM	08/17/2026	1,415
167,770,000	CLP	188,117	USD	UBS	08/10/2026	(7,661)
287,910,000	CLP	320,185	USD	BOA	08/26/2026	(10,464)
294,150,000	CLP	331,194	USD	BOA	09/17/2026	(14,702)
266,300,000	CLP	288,297	USD	JPM	10/19/2026	(1,669)
2,356,100	CNY	347,778	USD	JPM	09/28/2026	2,915
1,227,116	CNY	180,697	USD	CBK	09/28/2026	1,952
1,887,140,000	COP	516,214	USD	JPM	08/18/2026	79,396
1,105,580,000	COP	306,680	USD	MSC	08/18/2026	42,258
771,930,000	COP	207,955	USD	BOA	08/18/2026	35,677
3,752,210,000	COP	1,066,272	USD	CBK	09/24/2026	107,855
10,570,000	CZK	512,669	USD	BOA	08/11/2026	(9,367)
7,220,000	CZK	347,755	USD	BOA	09/02/2026	(3,900)
9,510,000	HUF	30,225	USD	MSC	09/25/2026	(241)
391,170,000	HUF	1,264,306	USD	BOA	09/25/2026	(30,981)
165,334,334	HUF	514,740	USD	BOA	07/16/2027	3,287
14,440,900,000	IDR	810,637	USD	UBS	09/18/2026	(12,003)
31,070,000	INR	325,482	USD	CBK	08/04/2026	40
89,640,000	INR	940,231	USD	JPM	09/17/2026	(4,658)
30,970,000	INR	324,926	USD	MSC	10/01/2026	(2,115)
427,570,000	KRW	284,383	USD	JPM	10/13/2026	15,894
166,840,000	KZT	334,014	USD	BOA	10/19/2026	7,700
13,070,000	MXN	751,321	USD	BOA	08/19/2026	2,075
7,110,000	MXN	403,509	USD	JPM	09/25/2026	5,063

28

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,790,219	MYR	702,295	USD	MSC	09/04/2026	$(18,803)
636,000	PEN	188,892	USD	JPM	09/10/2026	(2,044)
420,000	PEN	124,082	USD	JPM	09/18/2026	(737)
780,000	PEN	229,919	USD	BOA	09/18/2026	(848)
3,270,000	PLN	911,250	USD	JPM	08/11/2026	(35,921)
2,210,000	PLN	610,506	USD	BOA	09/02/2026	(18,948)
22,850,000	THB	705,029	USD	JPM	09/17/2026	(18,113)
13,736,137	ZAR	839,900	USD	JPM	09/25/2026	(12,155)
271,982	USD	1,384,388	BRL	BOA	08/17/2026	115
807,793	USD	4,125,612	BRL	JPM	08/17/2026	(2,398)
166,051	USD	151,000,000	CLP	UBS	08/10/2026	3,634
18,494	USD	16,770,000	CLP	BOA	08/10/2026	456
320,827	USD	287,910,000	CLP	JPM	08/26/2026	11,106
327,817	USD	294,150,000	CLP	BOA	09/17/2026	11,325
281,709	USD	266,300,000	CLP	BOA	10/19/2026	(4,919)
20,654	USD	140,000	CNY	CBK	09/28/2026	(184)
272,255	USD	1,054,102,000	COP	UBS	08/18/2026	(60,436)
699,166	USD	2,710,548,000	COP	MSC	08/18/2026	(156,323)
1,072,768	USD	3,752,210,000	COP	CBK	09/24/2026	(101,359)
344,142	USD	7,210,000	CZK	JPM	08/11/2026	830
159,772	USD	3,360,000	CZK	UBS	08/11/2026	(218)
343,302	USD	7,220,000	CZK	MSC	09/02/2026	(553)
1,278,984	USD	400,680,000	HUF	MSC	09/25/2026	15,675
1,067,085	USD	343,470,000	HUF	JPM	07/16/2027	(9,076)
803,075	USD	14,440,900,000	IDR	JPM	09/18/2026	4,441
323,928	USD	31,070,000	INR	BOA	08/04/2026	(1,595)
943,281	USD	89,640,000	INR	JPM	09/17/2026	7,709
28,492	USD	2,740,000	INR	JPM	10/01/2026	(68)
290,329	USD	28,230,000	INR	UBS	10/01/2026	(3,921)
286,418	USD	427,570,000	KRW	JPM	10/13/2026	(13,860)
323,680	USD	166,840,000	KZT	BOA	10/19/2026	(18,035)
105,831	USD	36,300,000	LKR	CBK	01/04/2027	263
105,797	USD	36,500,000	LKR	CBK	02/02/2027	54
107,625	USD	36,700,000	LKR	CBK	03/02/2027	1,152
103,965	USD	35,920,000	LKR	JPM	03/04/2027	(255)
104,725	USD	36,130,000	LKR	JPM	04/05/2027	(274)
136,096	USD	2,390,000	MXN	SSG	08/19/2026	(1,671)
613,844	USD	10,680,000	MXN	MSC	08/19/2026	(1,785)
403,508	USD	7,110,000	MXN	SSG	09/25/2026	(5,064)
677,259	USD	2,790,219	MYR	MSC	09/04/2026	(6,233)
179,864	USD	636,000	PEN	JPM	09/10/2026	(6,984)
29,233	USD	100,000	PEN	MSC	09/18/2026	(135)
605,586	USD	2,220,000	PLN	JPM	08/11/2026	11,326
284,013	USD	1,050,000	PLN	BOA	08/11/2026	2,944
597,599	USD	2,210,000	PLN	UBS	09/02/2026	6,041
701,966	USD	22,850,000	THB	JPM	09/17/2026	15,049
825,538	USD	13,736,137	ZAR	CBK	09/25/2026	(2,206)
506,113	USD	8,540,000	ZAR	SSG	10/27/2026	(7,183)
Total foreign currency contracts						$(210,950)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

29

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$12,409,928	$—	$12,409,928	$—
Foreign Government Obligations	14,549,548	—	14,549,548	—
Short-Term Investments	1,136,218	210,000	926,218	—
Foreign Currency Contracts(2)	399,115	—	399,115	—
Total	$28,494,809	$210,000	$28,284,809	$—
Liabilities
Foreign Currency Contracts(2)	$(610,065)	$—	$(610,065)	$—
Futures Contracts(2)	(30,548)	(30,548)	—	—
Total	$(640,613)	$(30,548)	$(610,065)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

30

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1%
	Australia - 1.2%
31,298	Rio Tinto PLC	$3,041,215
	Austria - 1.5%
51,165	OMV AG	3,741,448
	Brazil - 2.0%
1,563,279	Ambev SA	4,931,168
	China - 1.3%
1,372,000	Anhui Conch Cement Co. Ltd. Class H	3,232,589
	Denmark - 3.5%
91,267	Novo Nordisk AS Class B	4,317,073
35,111	Pandora AS	4,396,898
		8,713,971
	France - 13.7%
72,762	AXA SA	3,771,225
39,960	BNP Paribas SA	5,077,661
49,437	Gecina SA REIT	4,282,870
16,129	Kering SA	5,323,753
53,086	Pernod Ricard SA(1)	4,137,167
69,462	Societe Generale SA	6,529,195
56,952	Teleperformance SE(1)	4,531,519
		33,653,390
	Germany - 10.5%
85,927	BASF SE	4,988,372
56,977	Beiersdorf AG	5,292,654
63,300	Continental AG	5,264,234
398,993	Deutsche Lufthansa AG	4,186,645
303,663	Evonik Industries AG	6,143,007
		25,874,912
	Japan - 14.4%
165,000	Bridgestone Corp.	4,074,744
241,300	Dentsu Group, Inc.	5,354,146
243,700	Koito Manufacturing Co. Ltd.	4,072,961
121,700	Kose Holdings Corp.	4,331,375
234,700	Medipal Holdings Corp.	4,226,125
216,100	Nippon Television Holdings, Inc.	3,946,065
174,500	Suntory Beverage & Food Ltd.	5,059,111
568,900	Yamaha Corp.	4,409,898
		35,474,425
	Netherlands - 9.1%
147,287	ABN AMRO Bank NV(2)	6,662,897
123,145	Koninklijke Ahold Delhaize NV(1)	4,879,279
157,935	Randstad NV(1)	6,676,841
54,092	Wolters Kluwer NV	4,246,688
		22,465,705
	South Korea - 5.8%
44,191	KB Financial Group, Inc.	5,171,972
41,465	Orion Corp.	3,802,676
74,650	Shinhan Financial Group Co. Ltd.	5,182,197
		14,156,845
	Spain - 1.8%
141,372	Repsol SA	4,314,818
	Switzerland - 4.0%
168,695	Adecco Group AG	4,715,234
22,902	Swatch Group AG Class BR	5,120,348
		9,835,582
	United Kingdom - 20.6%
730,146	Barclays PLC	5,018,686
74,872	British American Tobacco PLC	4,541,805
Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.1% - (continued)
	United Kingdom - 20.6% - (continued)
814,922	British Land Co. PLC REIT		$4,872,931
1,468,649	BT Group PLC		3,976,572
210,493	Diageo PLC		4,624,182
249,133	GSK PLC		6,478,169
96,450	Imperial Brands PLC		3,660,361
78,949	Reckitt Benckiser Group PLC		5,572,012
168,661	Standard Chartered PLC		4,986,902
3,869,247	Taylor Wimpey PLC		4,073,938
684,454	WPP PLC		2,764,702
			50,570,260
	United States - 4.7%
11,761	Roche Holding AG		5,140,644
74,806	Sanofi SA		6,441,668
			11,582,312
	Total Common Stocks (cost $192,886,753)		$231,588,640
PREFERRED STOCKS - 4.0%
	Germany - 4.0%
67,317	Henkel AG & Co. KGaA (Preference Shares)(3)		$5,868,608
44,126	Volkswagen AG (Preference Shares)(3)		3,813,458
	Total Preferred Stocks (cost $10,187,608)		$9,682,066
	Total Long-Term Investments (cost $203,074,361)		$241,270,706
SHORT-TERM INVESTMENTS - 2.7%
	Securities Lending Collateral - 2.7%
6,653,711	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(4)		$6,653,711
	Total Short-Term Investments (cost $6,653,711)		$6,653,711
	Total Investments (cost $209,728,072)	100.8%	$247,924,417
	Other Assets and Liabilities	(0.8)%	(1,907,266)
	Net Assets	100.0%	$246,017,151
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan.

31

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of this security was $6,662,897, representing 2.7% of net assets.

(3)	Currently no rate available.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$231,588,640	$14,341,966	$217,246,674	$—
Preferred Stocks	9,682,066	—	9,682,066	—
Short-Term Investments	6,653,711	6,653,711	—	—
Total	$247,924,417	$20,995,677	$226,928,740	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Australia - 2.6%
81,874	Ampol Ltd.	$2,310,006
856,321	Aurizon Holdings Ltd.	2,518,235
713,709	BHP Group Ltd.	30,083,231
328,753	Computershare Ltd.	9,446,086
87,509	NRW Holdings Ltd.	428,703
292,033	QBE Insurance Group Ltd.	5,065,243
73,757	Rio Tinto Ltd.	8,790,483
211,805	Rio Tinto PLC	20,581,011
595,164	Santos Ltd.	3,305,391
127,900	SmartGroup Corp. Ltd.	1,151,754
1,310,197	South32 Ltd.	4,177,043
256,171	Ventia Services Group Pty. Ltd.	1,044,746
384,389	Woodside Energy Group Ltd.	8,996,596
		97,898,528
	Austria - 0.4%
8,670	AT&S Austria Technologie & Systemtechnik AG*	1,336,509
31,910	Erste Group Bank AG	4,171,373
60,826	OMV AG	4,447,910
5,604	Strabag SE Class BR	540,886
54,108	Telekom Austria AG	632,682
49,344	voestalpine AG	2,570,339
		13,699,699
	Belgium - 0.6%
120,106	Anheuser-Busch InBev SA	10,431,682
51,801	CMB Tech NV	841,716
3,920	D'ieteren Group	809,108
62,619	KBC Group NV	9,008,289
		21,090,795
	Brazil - 0.7%
805,200	Ambev SA	2,539,903
1,578,600	B3 SA - Brasil Bolsa Balcao	4,898,529
433,800	BB Seguridade Participacoes SA	3,530,885
551,400	Caixa Seguridade Participacoes SA	2,202,706
152,000	Cia de Saneamento de Minas Gerais Copasa MG	1,924,157
939,757	Gerdau SA ADR	4,661,195
167,300	Vale SA	2,517,512
260,200	Vibra Energia SA	1,850,450
		24,125,337
	Canada - 9.0%
154,779	Bank of Montreal	27,764,936
267,646	Bank of Nova Scotia	23,477,853
47,470	Bird Construction, Inc.	2,264,378
188,899	Canadian Imperial Bank of Commerce	22,373,856
542,392	Canadian Natural Resources Ltd.	25,837,955
69,703	Cenovus Energy, Inc.	2,101,755
26,476	DPM Metals, Inc.	930,725
72,134	Enerflex Ltd.	1,606,465
2,791	Fairfax Financial Holdings Ltd.	4,673,852
14,644	Finning International, Inc.	970,452
195,636	Great-West Lifeco, Inc.	12,970,296
39,125	iA Financial Corp., Inc.	5,784,812
13,123	Imperial Oil Ltd.	1,701,398
13,972	Linamar Corp.	1,030,471
193,919	Magna International, Inc.	13,299,121
328,922	Manulife Financial Corp.	14,608,327
85,698	National Bank of Canada	13,861,698
124,489	Nutrien Ltd.	8,592,614
80,075	Open Text Corp.	2,030,079
148,913	Power Corp. of Canada	10,176,456
237,399	Quebecor, Inc. Class B	10,985,536
187,704	Royal Bank of Canada	39,286,822
182,966	Sun Life Financial, Inc.	15,180,494
301,798	Suncor Energy, Inc.	20,266,979
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Canada - 9.0% - (continued)
39,526	TFI International, Inc.	$5,339,965
367,490	Toronto-Dominion Bank	44,051,089
		331,168,384
	China - 6.8%
10,185,000	Agricultural Bank of China Ltd. Class H	8,188,530
1,635,100	Alibaba Group Holding Ltd.	24,908,121
36,295	Atour Lifestyle Holdings Ltd. ADR	1,246,007
18,974,000	Bank of China Ltd. Class H	13,310,352
1,574,000	Bank of Communications Co. Ltd. Class H	1,516,509
888,000	BOC Hong Kong Holdings Ltd.	5,905,255
1,826,000	Bosideng International Holdings Ltd.	1,150,713
18,626,000	China Construction Bank Corp. Class H	21,856,230
198,200	China Jushi Co. Ltd. Class A	1,107,897
792,000	China Mengniu Dairy Co. Ltd.	1,910,959
971,000	China Merchants Bank Co. Ltd. Class H	6,299,921
1,292,200	China Pacific Insurance Group Co. Ltd. Class H	5,043,549
1,918,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,605,417
47,500	Contemporary Amperex Technology Co. Ltd. Class H(1)	3,760,326
308,900	Dong-E-E-Jiao Co. Ltd. Class A	2,500,481
130,000	Foshan Haitian Flavouring & Food Co. Ltd. Class H	544,451
3,525,000	Geely Automobile Holdings Ltd.	8,899,699
18,811,000	Industrial & Commercial Bank of China Ltd. Class H	17,994,366
879,800	J&T Global Express Ltd.*	1,131,748
789,100	JD.com, Inc. Class A	12,980,673
31,148	JOYY, Inc. ADR	2,291,558
159,522	Kanzhun Ltd. ADR	2,597,018
15,100	Kweichow Moutai Co. Ltd. Class A	3,022,439
4,014,000	Lenovo Group Ltd.	12,275,585
390,700	Minth Group Ltd.	1,383,983
370,000	NetEase, Inc.	9,844,298
680,500	New China Life Insurance Co. Ltd. Class H	4,196,189
70,700	Ningbo Deye Technology Corp. Class A	857,637
4,096,000	PetroChina Co. Ltd. Class H	5,211,992
1,524,000	PICC Property & Casualty Co. Ltd. Class H	3,180,658
1,324,000	Ping An Insurance Group Co. of China Ltd. Class H	9,891,300
674,300	Shenzhou International Group Holdings Ltd.	3,832,262
457,500	Sinotruk Hong Kong Ltd.	2,371,236
1,340,000	SITC International Holdings Co. Ltd.	6,756,005
525,800	STO Express Co. Ltd. Class A	1,096,501
1,114,000	TCL Electronics Holdings Ltd.*	2,292,151
68,900	Tencent Holdings Ltd.	4,209,996
185,999	Vipshop Holdings Ltd. ADR	2,853,225
1,099,000	Weichai Power Co. Ltd. Class H	4,595,140
532,000	Yadea Group Holdings Ltd.(2)	727,884
3,543,600	Yangzijiang Shipbuilding Holdings Ltd.	10,816,887
197,900	Yunnan Aluminium Co. Ltd. Class A	782,256
944,917	Yutong Bus Co. Ltd. Class A	4,509,241
8,900	Zhongji Innolight Co. Ltd. Class A	1,185,169
628,000	Zijin Mining Group Co. Ltd. Class H	2,666,475
278,050	ZTO Express Cayman, Inc.	6,654,067
		251,962,356
	Denmark - 0.4%
42,729	Carlsberg AS Class B	6,292,044
96,734	ISS AS	4,287,379
26,534	Pandora AS	3,322,813
		13,902,236
	Finland - 0.9%
34,250	Hiab OYJ Class B	2,327,537
253,423	Nordea Bank Abp(1)	5,118,562
458,520	Nordea Bank Abp	9,254,378
48,294	Orion OYJ Class B	4,514,869

33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Finland - 0.9% - (continued)
320,805	Outokumpu OYJ	$1,931,963
764,136	Sampo OYJ Class A	8,460,318
		31,607,627
	France - 7.0%
452,543	AXA SA	23,455,123
209,068	BNP Paribas SA	26,565,978
135,343	Bouygues SA	7,623,837
276,900	Bureau Veritas SA	8,858,038
413,887	Carrefour SA(1)	7,595,645
174,008	Cie Generale des Etablissements Michelin SCA	7,033,482
51,867	Covivio SA REIT	3,166,329
131,910	Danone SA	10,260,763
99,747	Dassault Systemes SE	2,320,614
236,064	Edenred SE	7,772,352
44,593	Elis SA*	1,279,101
596,635	Engie SA	18,597,773
32,451	Gaztransport Et Technigaz SA	7,334,548
43,800	Ipsen SA	8,463,274
109,430	Klepierre SA REIT	4,970,423
555,130	Orange SA	10,607,253
162,990	Publicis Groupe SA	17,396,005
214,536	Rexel SA	8,902,320
7,490	SEB SA	504,483
188,307	Societe Generale SA	17,700,226
18,807	Teleperformance SE	1,496,423
424,766	TotalEnergies SE	37,447,565
94,719	Unibail-Rodamco-Westfield REIT*	11,540,415
170,286	Veolia Environnement SA	6,776,251
		257,668,221
	Georgia - 0.1%
14,636	Lion Finance Group PLC	2,299,039
	Germany - 5.1%
23,065	adidas AG	4,267,556
90,024	Allianz SE	44,841,126
226,176	Bayer AG	12,551,802
193,637	Commerzbank AG	8,445,283
510,478	Deutsche Bank AG	18,788,642
3,508	Deutsche Boerse AG	1,056,670
308,566	Deutsche Lufthansa AG	3,237,792
255,801	Deutsche Post AG	17,087,956
204,694	Deutsche Telekom AG	6,317,056
30,726	flatexDEGIRO SE	1,293,721
147,381	Mercedes-Benz Group AG	7,968,766
7,442	MTU Aero Engines AG	3,120,268
29,399	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,659,965
97,301	Nordex SE*	4,347,375
67,836	RWE AG	4,462,452
71,458	Salzgitter AG	4,281,106
12,531	SAP SE	2,296,871
82,920	Siemens AG	27,168,437
15,390	Traton SE	723,505
		189,916,349
	Greece - 0.7%
9,134	Danaos Corp.	1,293,648
1,242,073	Eurobank SA	6,418,468
87,291	Hellenic Telecommunications Organization SA	2,014,601
353,672	National Bank of Greece SA	6,617,572
370,107	Piraeus Bank SA*	4,316,952
88,570	Public Power Corp. SA	2,282,279
67,406	Star Bulk Carriers Corp.	1,937,923
		24,881,443
	Hong Kong - 1.0%
513,000	Cathay Pacific Airways Ltd.	954,368
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Hong Kong - 1.0% - (continued)
1,111,000	CK Asset Holdings Ltd.	$6,767,120
781,000	Sun Hung Kai Properties Ltd.	12,257,679
398,500	Swire Pacific Ltd. Class A	5,060,714
1,145,400	Swire Properties Ltd.	3,488,397
824,000	Wasion Holdings Ltd.	1,854,542
1,483,000	WH Group Ltd.(2)	1,595,660
1,236,000	Wharf Real Estate Investment Co. Ltd.	4,180,133
242,000	Youyuan International Holdings Ltd.*(3)	—
		36,158,613
	Hungary - 0.4%
421,424	Magyar Telekom Telecommunications PLC	3,657,557
74,270	OTP Bank Nyrt	11,002,492
		14,660,049
	India - 1.1%
438,741	City Union Bank Ltd.	949,226
443,176	HCL Technologies Ltd.	6,266,740
752,738	Hindalco Industries Ltd.	7,713,197
407,592	Hindustan Zinc Ltd.	2,309,280
112,433	Indian Bank	984,966
384,641	Karur Vysya Bank Ltd.	1,380,952
419,514	National Aluminium Co. Ltd.	1,543,419
3,325,120	NMDC Ltd.	2,965,526
314,499	Tata Consultancy Services Ltd.	7,802,581
383,819	Tata Motors Passenger Vehicles Ltd.	1,366,224
197,071	Tech Mahindra Ltd.	3,421,810
1,700,660	Ujjivan Small Finance Bank Ltd.*(2)	1,278,248
422,514	Vedanta Iron & Steel Ltd.*	142,941
523,848	Vedanta Ltd.	1,454,317
422,514	Vedanta Power Ltd.*	152,861
123,184	Welspun Corp. Ltd.	2,130,339
		41,862,627
	Indonesia - 0.1%
21,023,100	Bank Rakyat Indonesia Persero Tbk. PT	3,535,577
	Ireland - 0.3%
286,610	AIB Group PLC	3,408,830
411,463	Bank of Ireland Group PLC	8,640,678
		12,049,508
	Italy - 3.6%
84,308	Banca Mediolanum SpA	2,259,029
615,267	Banca Monte dei Paschi di Siena SpA	8,240,506
433,423	BPER Banca SpA	7,042,779
50,033	Coca-Cola HBC AG Class DI*	3,373,715
107,421	d'Amico International Shipping SA	894,968
37,855	De' Longhi SpA	1,776,888
1,830,406	Enel SpA	20,671,504
303,895	Eni SpA	8,453,349
344,702	Generali(1)	17,469,160
3,385,718	Intesa Sanpaolo SpA	25,593,676
17,824	Recordati Industria Chimica e Farmaceutica SpA	1,061,758
322,149	UniCredit SpA	30,382,462
215,824	Unipol Assicurazioni SpA	6,753,025
		133,972,819
	Japan - 15.5%
89,200	AGC, Inc.	3,363,999
165,700	Alps Alpine Co. Ltd.	2,269,751
610,800	Asahi Kasei Corp.	6,520,255
16,600	BIPROGY, Inc.	509,411
231,800	Bridgestone Corp.	5,724,398
62,000	Brother Industries Ltd.	1,543,998
157,300	Casio Computer Co. Ltd.	1,728,482
137,900	Central Japan Railway Co.	3,431,619
188,000	Chiba Bank Ltd.	3,055,950
412,100	CyberAgent, Inc.	3,765,070
191,000	Dai Nippon Printing Co. Ltd.	3,463,253

34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 15.5% - (continued)
876,200	Daiichi Life Group, Inc.	$10,564,662
613,100	Daiwa Securities Group, Inc.	6,858,527
49,600	Denka Co. Ltd.	1,050,722
386,100	Denso Corp.	4,740,885
250,500	Dentsu Group, Inc.	5,558,282
633,500	ENEOS Holdings, Inc.	5,231,776
40,500	Fuji Electric Co. Ltd.	3,534,405
996,100	Honda Motor Co. Ltd.	10,040,312
7,500	Horiba Ltd.	1,177,135
124,900	INFRONEER Holdings, Inc.	2,020,704
262,300	Inpex Corp.	6,045,665
126,000	Isuzu Motors Ltd.	1,879,862
341,100	Japan Exchange Group, Inc.	4,640,019
409,500	Japan Post Bank Co. Ltd.	7,917,735
104,300	Japan Post Insurance Co. Ltd.	1,148,458
239,300	JTEKT Corp.	3,276,782
10,000	Kaneka Corp.	355,763
597,600	Kansai Electric Power Co., Inc.	9,050,339
233,500	Kawasaki Kisen Kaisha Ltd.(1)	4,160,698
770,000	KDDI Corp.	14,186,261
101,600	Kinden Corp.	4,471,253
3,300	Kioxia Holdings Corp.*	919,830
405,400	Kirin Holdings Co. Ltd.	7,499,799
73,800	Koito Manufacturing Co. Ltd.	1,233,420
235,600	Komatsu Ltd.	10,222,738
408,400	Kubota Corp.	6,928,703
263,900	Kyushu Electric Power Co., Inc.	2,923,756
54,700	Makita Corp.	1,761,909
343,100	Marubeni Corp.	11,089,220
607,800	Mazda Motor Corp.	4,431,219
825,600	Mitsubishi Chemical Group Corp.	6,075,467
658,800	Mitsubishi Corp.	19,693,356
63,300	Mitsubishi Gas Chemical Co., Inc.	1,635,058
55,800	Mitsubishi Materials Corp.	1,448,259
2,107,600	Mitsubishi UFJ Financial Group, Inc.	47,076,403
549,300	Mitsui & Co. Ltd.	16,854,872
78,900	Mitsui OSK Lines Ltd.	2,914,717
502,400	Mizuho Financial Group, Inc.	26,046,522
470,700	MS&AD Insurance Group Holdings, Inc.	14,489,824
16,700	Murata Manufacturing Co. Ltd.	778,399
33,000	NHK Spring Co. Ltd.	731,595
103,000	Nifco, Inc.	3,334,345
102,300	Nippon Yusen KK	3,928,062
83,900	Niterra Co. Ltd.	4,899,644
95,700	Nitto Denko Corp.	2,020,840
47,900	NOK Corp.	905,183
590,000	Nomura Holdings, Inc.	5,707,950
50,700	Nomura Research Institute Ltd.	1,499,886
333,500	NSK Ltd.	2,375,502
183,100	Obic Co. Ltd.	5,251,960
42,200	Open House Group Co. Ltd.	2,242,407
349,600	ORIX Corp.	14,109,622
153,900	Osaka Gas Co. Ltd.	5,280,142
54,300	Otsuka Corp.	1,120,456
286,800	Panasonic Holdings Corp.	7,583,698
58,200	Raito Kogyo Co. Ltd.	1,371,188
420,200	Renesas Electronics Corp.	8,422,385
48,700	Sega Sammy Holdings, Inc.	841,299
108,700	Seiko Epson Corp.	1,991,063
129,700	Shimizu Corp.	1,910,588
336,300	Shionogi & Co. Ltd.	6,080,738
389,500	Sompo Holdings, Inc.	17,292,476
158,900	Stanley Electric Co. Ltd.	3,462,543
185,000	Subaru Corp.	3,149,152
19,800	Sumitomo Bakelite Co. Ltd.	792,826
696,500	Sumitomo Chemical Co. Ltd.	2,253,740
934,100	Sumitomo Corp.	9,695,918
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Japan - 15.5% - (continued)
75,100	Sumitomo Metal Mining Co. Ltd.	$3,774,934
757,100	Sumitomo Mitsui Financial Group, Inc.	32,531,760
557,600	Sumitomo Mitsui Trust Group, Inc.	5,733,623
123,700	T&D Holdings, Inc.	3,898,508
83,900	Taiheiyo Cement Corp.	2,124,573
102,600	Takasago Thermal Engineering Co. Ltd.	2,717,079
175,900	TISI, Inc.	4,217,089
123,500	Tokio Marine Holdings, Inc.	6,294,345
306,600	Tokyu Corp.	3,365,837
73,400	Tomy Co. Ltd.	1,669,699
27,200	Tosoh Corp.	457,462
128,300	Toyo Tire Corp.	3,403,081
101,900	Toyoda Gosei Co. Ltd.	3,517,939
1,440,700	Toyota Motor Corp.	27,264,765
155,800	Toyota Tsusho Corp.	6,466,531
388,800	USS Co. Ltd.	4,910,106
124,000	Yamaha Corp.	961,201
209,500	Yamaha Motor Co. Ltd.	1,752,442
36,500	Yamato Kogyo Co. Ltd.	3,072,722
292,100	Yokohama Financial Group, Inc.	3,324,915
106,500	Yokohama Rubber Co. Ltd.	5,058,841
		572,082,562
	Luxembourg - 0.4%
66,474	Aperam SA	3,511,343
181,831	ArcelorMittal SA	12,844,056
		16,355,399
	Malaysia - 0.0%
829,300	Sunway Construction Group Bhd.	1,605,640
	Mexico - 0.4%
4,889,000	America Movil SAB de CV Series B	6,229,985
181,300	Grupo Aeroportuario del Centro Norte SAB de CV(1)	2,421,556
598,000	Grupo Mexico SAB de CV Series B(1)	7,172,064
8,042	Ternium SA ADR	395,988
		16,219,593
	Netherlands - 2.1%
185,054	ABN AMRO Bank NV(4)	8,371,382
46,933	Euronext NV(2)	8,581,504
62,528	Heineken NV	5,661,305
708,626	ING Groep NV(1)	24,902,213
268,435	Koninklijke Ahold Delhaize NV	10,635,993
137,601	Koninklijke BAM Groep NV	1,845,309
1,223,171	Koninklijke KPN NV	5,775,617
66,357	Koninklijke Vopak NV	3,756,447
30,935	NN Group NV	2,915,968
45,900	SBM Offshore NV	1,714,177
37,019	Wolters Kluwer NV	2,906,310
		77,066,225
	Nigeria - 0.1%
785,229	Airtel Africa PLC(2)	3,544,442
	Norway - 0.5%
480,652	DNO ASA	854,749
84,481	DOF Group ASA	1,109,774
173,100	Equinor ASA	7,105,912
150,102	Frontline PLC	5,951,816
38,626	Opera Ltd. ADR	730,031
95,805	Wallenius Wilhelmsen ASA	1,493,052
		17,245,334
	Peru - 0.3%
132,898	Cia de Minas Buenaventura SAA ADR	4,024,152
18,276	Credicorp Ltd.	7,321,000
		11,345,152

35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Philippines - 0.1%
256,345	International Container Terminal Services, Inc.	$4,025,523
	Poland - 0.8%
34,205	Alior Bank SA	1,262,216
320,910	Allegro.eu SA*(2)	3,865,734
58,185	Bank Polska Kasa Opieki SA	3,835,251
811	Benefit Systems SA*	1,175,434
8,625	Erste Bank Polska SA	1,700,468
204,948	ORLEN SA	8,132,601
149,428	Pepco Group NV(1)(4)	1,840,692
280,156	Powszechna Kasa Oszczednosci Bank Polski SA	8,391,479
		30,203,875
	Portugal - 0.3%
1,318,023	Banco Comercial Portugues SA Class R	1,623,943
1,612,606	EDP - Energias de Portugal SA	8,303,793
122,876	Galp Energia SGPS SA	2,790,588
		12,718,324
	Singapore - 0.6%
2,965,300	CapitaLand Integrated Commercial Trust REIT*	5,754,862
419,000	Oversea-Chinese Banking Corp. Ltd.	9,516,840
685,400	SATS Ltd.	2,527,008
323,300	Sembcorp Industries Ltd.	1,390,541
808,100	Singapore Telecommunications Ltd.	2,795,943
		21,985,194
	South Africa - 0.4%
1,576,959	FirstRand Ltd.	9,431,115
974,787	Momentum Group Ltd.	2,427,052
262,684	Vodacom Group Ltd.	2,544,598
		14,402,765
	South Korea - 5.9%
10,458	D'Alba Global Co. Ltd.	1,596,956
22,682	DB Insurance Co. Ltd.	2,456,224
30,396	F&F Co. Ltd.	1,706,377
56,004	GS Holdings Corp.	3,464,905
97,098	Hana Financial Group, Inc.	8,393,055
29,606	Hanwha Engine*	794,506
14,250	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,784,228
62,192	HD-Hyundai Marine Engine*	2,111,008
85,381	Hyundai Marine & Fire Insurance Co. Ltd.*	2,271,107
65,377	KB Financial Group, Inc.	7,651,513
60,756	Kia Corp.	5,477,775
17,086	Korea Investment Holdings Co. Ltd.	2,412,095
20,665	Krafton, Inc.*	3,492,293
17,945	LG Corp.	1,244,157
33,824	LG Electronics, Inc.	3,749,111
19,906	Samsung C&T Corp.	4,637,354
712,132	Samsung Electronics Co. Ltd.	123,949,985
106,229	Shinhan Financial Group Co. Ltd.	7,374,409
6,372	SK Hynix, Inc.	7,236,394
18,122	SK Square Co. Ltd.*	12,460,922
14,724	SK, Inc.	5,500,826
34,942	SL Corp.	1,270,972
9,730	Tokai Carbon Korea Co. Ltd.	1,097,457
126,979	Woori Financial Group, Inc.*	2,992,561
		217,126,190
	Spain - 4.5%
515,018	Aena SME SA(2)	15,876,896
156,200	Atalaya Mining Copper SA	1,883,886
1,276,481	Banco Bilbao Vizcaya Argentaria SA	35,782,171
981,155	Banco de Sabadell SA	3,766,872
2,310,230	Banco Santander SA	32,856,711
331,229	CaixaBank SA	4,811,543
321,713	Endesa SA	15,665,790
1,080,617	Iberdrola SA	25,668,526
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Spain - 4.5% - (continued)
198,068	Indra Sistemas SA	$13,022,290
129,052	Naturgy Energy Group SA	4,305,156
412,326	Repsol SA	12,584,612
		166,224,453
	Sweden - 0.5%
37,778	Granges AB	711,474
132,674	Sandvik AB	4,961,308
188,730	Swedbank AB Class A	7,549,192
440,952	Telia Co. AB(1)	2,043,462
61,486	Volvo AB Class B	2,351,946
		17,617,382
	Switzerland - 2.2%
515,252	Nestle SA	51,499,941
8,350	Sulzer AG	1,516,455
144,515	UBS Group AG*	7,638,721
29,337	Zurich Insurance Group AG	22,346,817
		83,001,934
	Taiwan - 7.5%
29,000	Accton Technology Corp.	1,906,773
103,000	ASE Technology Holding Co. Ltd.	1,768,774
60,000	Asia Vital Components Co. Ltd.	4,219,669
184,000	Asustek Computer, Inc.	4,565,501
2,416,000	Cathay Financial Holding Co. Ltd.	7,519,269
155,000	Eclat Textile Co. Ltd.	1,657,925
16,000	Ennoconn Corp.	199,096
302,000	Evergreen Marine Corp. Taiwan Ltd.	1,897,959
762,000	Gigabyte Technology Co. Ltd.*	7,864,205
2,463,000	Hon Hai Precision Industry Co. Ltd.	18,809,946
3,842,000	KGI Financial Holding Co. Ltd.	3,629,848
1,197,000	Lite-On Technology Corp.	7,585,725
505,000	Macronix International Co. Ltd.*	1,516,843
258,000	MediaTek, Inc.	27,484,142
942,000	Nan Ya Plastics Corp.	4,475,755
238,000	Nanya Technology Corp.	2,544,513
165,000	Novatek Microelectronics Corp.	2,607,756
27,000	Phison Electronics Corp.	1,328,814
1,288,000	Powerchip Semiconductor Manufacturing Corp.*	2,106,538
126,000	Realtek Semiconductor Corp.	2,612,836
22,638	Silicon Motion Technology Corp. ADR	5,740,997
1,703,000	Taiwan Semiconductor Manufacturing Co. Ltd.	125,962,801
255,000	Transcend Information, Inc.	2,264,635
445,000	Tripod Technology Corp.	4,996,478
2,313,000	United Microelectronics Corp.	8,653,158
667,000	Winbond Electronics Corp.	2,572,542
708,000	Wistron Corp.	3,796,999
59,000	Wiwynn Corp.	9,605,646
140,000	WNC Corp.	938,302
362,000	Yageo Corp.	5,448,571
		276,282,016
	Thailand - 0.4%
645,400	Advanced Info Service PCL NVDR	7,331,017
2,476,700	Com7 PCL NVDR	2,259,348
3,582,200	Krungthai Card PCL NVDR	4,088,339
817,600	Thai Oil PCL NVDR	1,599,863
2,175,700	True Corp. PCL NVDR	935,521
		16,214,088
	United Kingdom - 8.5%
282,797	AG Barr PLC	2,477,409
27,282	AstraZeneca PLC	4,640,949
267,052	Balfour Beatty PLC	3,113,221
3,268,365	Barclays PLC	22,465,231
69,087	Bunzl PLC	2,607,145
998,500	CK Hutchison Holdings Ltd.	9,355,221
10,397	Clarkson PLC	662,794
60,978	Coca-Cola Europacific Partners PLC	6,674,652

36

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	United Kingdom - 8.5% - (continued)
347,497	Currys PLC	$786,723
48,577	Dunelm Group PLC	568,168
38,191	Global Ship Lease, Inc. Class A	1,693,389
218,016	GSK PLC	5,669,039
39,198	Hill & Smith PLC	1,513,262
105,193	Hiscox Ltd.	2,568,171
3,585,655	HSBC Holdings PLC	76,361,560
52,803	IG Group Holdings PLC	1,039,013
130,226	IMI PLC	5,174,989
75,702	Intertek Group PLC	5,979,184
383,683	J Sainsbury PLC	1,850,238
55,142	Johnson Matthey PLC	1,489,634
52,359	Keller Group PLC	2,133,942
1,090,786	Kingfisher PLC	4,550,693
10,535,014	Lloyds Banking Group PLC	16,283,079
138,957	MONY Group PLC	369,596
1,005,106	National Grid PLC	16,087,576
2,542,737	NatWest Group PLC	23,984,706
66,476	Next PLC	13,312,354
511,944	QinetiQ Group PLC	3,504,945
129,374	Reckitt Benckiser Group PLC	9,130,875
116,601	RELX PLC	4,101,084
246,636	Sage Group PLC	3,248,929
39,488	Severn Trent PLC	1,601,394
234,447	Standard Chartered PLC	6,932,037
1,594,133	Tesco PLC	10,492,836
483,976	Unilever PLC	30,794,227
5,074,082	Vodafone Group PLC	8,052,517
51,946	Volex PLC	357,977
102,670	Volution Group PLC	856,532
		312,485,291
	United States - 6.1%
3,171,585	BP PLC	23,828,647
45,080	Buzzi SpA	2,138,385
79,980	Experian PLC	3,017,623
2,328,018	Haleon PLC	11,396,952
17,413	Holcim AG*	1,581,520
288,375	Novartis AG	45,099,472
117,892	Roche Holding AG	51,529,694
205,882	Sanofi SA	17,728,839
1,147,609	Shell PLC	52,528,005
91,712	Sims Ltd.	1,638,123
71,728	Swiss Re AG	11,936,617
52,428	Tenaris SA	1,504,139
6,879	Titan SA	414,011
		224,342,027
	Total Common Stocks (cost $2,708,152,549)	$3,614,552,616
PREFERRED STOCKS - 0.6%
	Brazil - 0.6%
182,200	Bradespar SA (Preference Shares)(5)	$790,744
1,338,100	Itausa SA (Preference Shares)(5)	3,648,056
1,932,600	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)	16,553,760
662,700	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A*(5)	962,187
	Total Preferred Stocks (cost $19,661,898)	$21,954,747
	Total Long-Term Investments (cost $2,727,814,447)	$3,636,507,363
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
8,769,861	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(6)		$8,769,861
	Total Short-Term Investments (cost $8,769,861)		$8,769,861
	Total Investments (cost $2,736,584,308)	98.8%	$3,645,277,224
	Other Assets and Liabilities	1.2%	45,596,660
	Net Assets	100.0%	$3,690,873,884
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$35,470,368, representing 1.0% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $10,212,074, representing 0.3% of net assets.

(5)	Currently no rate available.
(6)	Current yield as of period end.

37

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	127	09/18/2026	$20,207,605	$246,005
Total futures contracts				$246,005
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,614,552,616	$476,507,807	$3,138,044,809	$—
Preferred Stocks	21,954,747	21,954,747	—	—
Short-Term Investments	8,769,861	8,769,861	—	—
Futures Contracts(2)	246,005	246,005	—	—
Total	$3,645,523,229	$507,478,420	$3,138,044,809	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2026 is not presented.

38

Hartford Schroders International Stock Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Austria - 1.6%
1,185,810	Erste Group Bank AG	$155,012,730
	Brazil - 1.9%
94,194	MercadoLibre, Inc.*	176,891,622
	Canada - 2.2%
1,747,004	Toronto-Dominion Bank	209,413,669
	China - 6.6%
3,764,336	Contemporary Amperex Technology Co. Ltd. Class A	220,683,101
10,720,900	Shenzhen Inovance Technology Co. Ltd. Class A	101,788,971
3,561,500	Tencent Holdings Ltd.	217,618,284
9,328,631	Tencent Music Entertainment Group ADR	88,155,563
		628,245,919
	France - 5.6%
1,093,571	Legrand SA	166,254,746
314,577	LVMH Moet Hennessy Louis Vuitton SE	172,745,232
503,503	Safran SA	197,867,257
		536,867,235
	Germany - 6.7%
2,181,873	Bayer AG	121,084,635
894,853	Beiersdorf AG	83,123,847
1,252,368	SAP SE	229,552,934
622,598	Siemens AG	203,991,971
		637,753,387
	Hong Kong - 1.9%
17,840,000	AIA Group Ltd.	179,843,080
	India - 1.5%
5,742,460	HDFC Bank Ltd. ADR	137,417,068
	Japan - 15.0%
336,500	Fast Retailing Co. Ltd.	164,773,708
827,400	Hoya Corp.	126,523,457
12,871,300	ITOCHU Corp.	161,529,802
3,330,400	Mitsubishi Electric Corp.	119,971,293
10,533,600	Mitsubishi UFJ Financial Group, Inc.	235,283,733
6,799,800	MS&AD Insurance Group Holdings, Inc.	209,322,085
2,995,600	Recruit Holdings Co. Ltd.	236,894,490
7,261,400	Sony Group Corp.	169,690,669
		1,423,989,237
	Netherlands - 4.1%
237,304	ASML Holding NV	391,063,917
	Norway - 1.5%
4,561,526	DNB Bank ASA	146,874,765
	Singapore - 2.8%
1,134,817	Sea Ltd. ADR*	121,130,367
42,972,400	Singapore Telecommunications Ltd.	148,680,081
		269,810,448
	South Korea - 4.3%
1,047,762	KB Financial Group, Inc.	122,626,675
1,628,499	Samsung Electronics Co. Ltd.	283,448,049
		406,074,724
	Spain - 1.6%
8,002,122	Bankinter SA	147,198,360
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	Sweden - 1.8%
11,066,029	Svenska Handelsbanken AB Class A		$169,205,757
	Switzerland - 6.5%
18,387	Chocoladefabriken Lindt & Spruengli AG		212,223,984
1,079,485	Cie Financiere Richemont SA Class A		255,127,354
217,641	Lonza Group AG*		151,690,944
			619,042,282
	Taiwan - 7.2%
9,286,836	Taiwan Semiconductor Manufacturing Co. Ltd.		686,903,042
	United Kingdom - 14.1%
1,281,895	AstraZeneca PLC		218,063,548
11,797,637	HSBC Holdings PLC		251,234,318
1,809,406	London Stock Exchange Group PLC		203,544,688
2,573,104	Reckitt Benckiser Group PLC		181,602,888
4,497,536	RELX PLC		158,187,081
11,315,503	Sage Group PLC		149,058,800
2,826,664	Unilever PLC		179,853,821
			1,341,545,144
	United States - 11.9%
415,700	ARM Holdings PLC ADR*		99,639,133
37,077,057	Haleon PLC		181,512,961
1,524,127	Liberty Media Corp.-Liberty Formula One Class C*		149,562,583
618,596	Roche Holding AG		270,383,595
552,480	Schneider Electric SE		185,625,153
5,354,913	Shell PLC		245,537,300
			1,132,260,725
	Total Common Stocks (cost $6,818,097,664)		$9,395,413,111
	Total Investments (cost $6,818,097,664)	98.8%	$9,395,413,111
	Other Assets and Liabilities	1.2%	115,569,202
	Net Assets	100.0%	$9,510,982,313
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

39

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$9,395,413,111	$982,210,005	$8,413,203,106	$—
Total	$9,395,413,111	$982,210,005	$8,413,203,106	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

40

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.7%
	Commercial Banks - 0.5%
$ 1,841,000	Goldman Sachs Group, Inc. 5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)	$1,837,379
1,372,000	JP Morgan Chase & Co. 5.80%, 07/23/2041, (5.80% fixed rate until 07/23/2036; 5 yr. USD CMT + 1.25% thereafter)(1)	1,358,141
		3,195,520
	Internet - 1.3%
6,633,000	Amazon.com, Inc. 4.80%, 07/09/2031	6,570,078
1,564,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(2)	1,621,060
		8,191,138
	Media - 0.5%
3,336,000	Space Exploration Technologies Corp. 5.65%, 07/15/2033(2)	3,195,978
	Software - 0.4%
2,555,000	Oracle Corp. 4.95%, 02/04/2031	2,440,452
	Total Corporate Bonds (cost $17,339,880)	$17,023,088
MUNICIPAL BONDS - 72.3%
	Alabama - 8.8%
	Alabama Housing Finance Auth, AL, Rev,
11,270,000	(FHLMC), (FNMA), (GNMA) 5.50%, 04/01/2056	$12,029,343
5,075,000	(FHLMC), (FNMA), (GNMA) 5.75%, 04/01/2057	5,492,318
	Black Belt Energy Gas Dist, AL, Rev
1,170,000	5.00%, 07/01/2033	1,209,940
3,120,000	5.00%, 10/01/2033	3,264,890
2,080,000	5.00%, 12/01/2034	2,149,973
2,665,000	5.00%, 12/01/2035	2,766,874
5,775,000	5.25%, 12/01/2053(1)	6,140,418
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	3,154,296
	Southeast Energy Auth A Cooperative Dist, AL, Rev
11,970,000	5.00%, 10/01/2030	12,687,970
7,035,000	5.00%, 05/01/2055(1)	7,419,286
		56,315,308
	Arizona - 0.3%
	Arizona Board of Regents, AZ, Rev
435,000	5.00%, 07/01/2045	462,665
450,000	5.00%, 07/01/2046	475,253
1,095,000	Industrial Dev Auth of the City of Tucson, AZ, Rev 4.63%, 06/01/2044	1,071,378
		2,009,296
	Arkansas - 1.7%
	Arkansas Dev Finance Auth, AR, Rev,
3,285,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	3,433,705
6,775,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	7,228,321
		10,662,026
	California - 3.7%
	California Community Choice Financing Auth, CA, Rev
4,040,000	5.00%, 03/01/2036	4,145,551
1,365,000	5.00%, 02/01/2054(1)	1,421,505
2,105,000	5.25%, 02/01/2036	2,239,307
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	9,082,703
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.3% - (continued)
	California - 3.7% - (continued)
$ 865,000	Central Valley Energy Auth, CA, Rev 5.00%, 08/01/2034	$904,379
6,565,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	6,021,556
		23,815,001
	Colorado - 0.2%
1,100,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	1,096,354
	Connecticut - 0.6%
430,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	432,162
3,205,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	3,155,299
		3,587,461
	District of Columbia - 0.6%
4,230,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	3,867,178
	Florida - 3.4%
8,865,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	8,028,411
2,080,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,114,109
	Florida Housing Finance Corp., FL, Rev,
105,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	103,797
1,155,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	1,135,361
4,035,000	3.15%, 01/01/2044(1)	4,023,546
980,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	978,108
70,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	70,062
220,000	Lee County Housing Finance Auth, FL, Rev 2.65%, 12/01/2047(1)	214,612
5,385,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	5,339,083
		22,007,089
	Georgia - 6.1%
	Main Street Natural Gas, Inc., GA, Rev
1,520,000	4.00%, 05/01/2052(1)	1,527,755
11,385,000	5.00%, 12/01/2053(1)	11,986,157
6,650,000	5.00%, 05/01/2054(1)	7,004,658
14,280,000	5.00%, 05/01/2055(1)	14,881,655
3,280,000	5.00%, 06/01/2055(1)	3,480,437
		38,880,662
	Hawaii - 0.2%
1,030,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	1,079,506
	Illinois - 1.9%
6,820,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	7,141,463
	Illinois Housing Dev Auth, IL, Rev
210,000	2.80%, 04/01/2029(1)	208,439
2,250,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	2,215,266
1,445,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	1,421,893
800,000	3.15%, 08/01/2029(1)	799,623

41

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.3% - (continued)
	Illinois - 1.9% - (continued)
$ 315,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	$317,404
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(3)	84,764
		12,188,852
	Indiana - 0.1%
	Indiana Housing & Community Dev Auth, IN, Rev,
565,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	557,312
110,000	(GNMA) 4.00%, 07/01/2048	110,352
		667,664
	Iowa - 1.3%
	Iowa Finance Auth, IA, Rev,
3,325,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	3,261,549
540,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	536,856
90,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	90,163
1,455,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	1,513,451
2,710,000	PEFA, Inc. IA, Rev 5.00%, 04/01/2035	2,841,253
		8,243,272
	Kentucky - 2.0%
	Kentucky Public Energy Auth, KY, Rev
9,780,000	5.00%, 01/01/2055(1)	10,183,999
2,415,000	5.25%, 06/01/2055(1)	2,539,330
		12,723,329
	Louisiana - 1.6%
150,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	150,932
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	10,356,538
		10,507,470
	Maryland - 1.2%
7,730,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	7,359,162
	Massachusetts - 0.1%
685,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	519,936
	Michigan - 0.5%
775,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	749,875
2,060,000	Grosse Ile Township School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2049	2,109,704
		2,859,579
	Minnesota - 0.8%
5,060,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	4,998,623
	Mississippi - 0.8%
	Mississippi Home Corp., MS, Rev,
465,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	462,088
4,470,000	(FNMA), (HUD) 4.55%, 04/01/2042	4,501,387
		4,963,475
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.3% - (continued)
	Missouri - 1.6%
	Missouri Housing Dev Commission, MO, Rev,
$ 1,675,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	$1,644,498
1,035,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,024,412
485,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	481,759
485,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	488,077
415,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	419,723
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	1,942,013
4,367,834	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	4,350,327
		10,350,809
	Nebraska - 0.2%
1,590,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	1,569,419
	Nevada - 0.1%
	Nevada Housing Division, NV, Rev,
435,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	427,162
370,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	371,491
		798,653
	New Jersey - 0.7%
4,635,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	4,564,449
	New Mexico - 3.9%
	New Mexico Mortgage Finance Auth, NM, Rev,
1,820,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	1,791,831
5,835,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	5,735,467
275,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	275,837
8,800,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	8,863,414
7,680,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,188,723
		24,855,272
	New York - 3.2%
4,590,000	City of New York, NY, GO 4.00%, 04/01/2050	4,035,691
2,160,000	New York City Municipal Water Finance Auth, NY, Rev 5.00%, 06/15/2046	2,273,644
	New York State Dormitory Auth, NY, Rev
6,075,000	3.00%, 03/15/2038	5,298,104
725,000	5.00%, 03/15/2047	754,181
8,325,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	8,262,231
		20,623,851
	North Carolina - 0.8%
	Raleigh Housing Auth, NC, Rev,
345,000	(FNMA) 4.40%, 12/01/2043	330,655
4,890,000	(FNMA) 4.50%, 02/01/2043	4,809,240
		5,139,895

42

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.3% - (continued)
	Ohio - 2.4%
$ 2,395,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	$2,408,762
	Ohio Housing Finance Agency, OH, Rev
2,130,000	3.00%, 03/01/2052	2,098,436
3,320,000	3.15%, 01/01/2044(1)	3,278,326
1,485,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	1,472,125
2,220,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	2,232,711
1,160,000	(FNMA), (HUD) 4.55%, 04/01/2041	1,144,842
1,920,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	1,977,129
1,395,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(3)	740,708
		15,353,039
	Oklahoma - 0.2%
	Oklahoma Capitol Improvement Auth, OK, Rev
205,000	5.00%, 07/01/2045	217,525
180,000	5.00%, 07/01/2046	190,548
635,000	5.00%, 07/01/2047	667,419
		1,075,492
	Rhode Island - 0.4%
2,420,000	Rhode Island Health & Educational Building Corp., RI, Rev 5.25%, 05/15/2054	2,467,481
	South Carolina - 0.0%
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	275,537
	Tennessee - 3.8%
6,195,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	6,323,277
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,790,640
1,195,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	1,186,745
5,655,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev, (FNMA) 4.60%, 12/01/2044	5,548,982
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	7,966,847
260,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	262,349
		24,078,840
	Texas - 12.6%
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,170,422
1,455,000	(PSF-GTD) 4.25%, 12/01/2053	1,302,490
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,289,830
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,266,124
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,607,490
8,700,000	4.25%, 02/15/2053	7,855,054
710,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	732,067
2,130,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	2,115,065
885,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AG) 5.00%, 09/01/2046	923,002
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	563,879
3,960,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 4.25%, 08/15/2053	3,516,708
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	3,927,444
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.3% - (continued)
	Texas - 12.6% - (continued)
$ 4,460,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD) 2.50%, 08/15/2037	$3,724,719
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	962,438
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,342,154
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	5,012,125
4,085,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	3,698,957
385,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2049	397,212
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,274,522
	Texas Department of Housing & Community Affairs, TX, Rev,
1,370,000	(GNMA) 3.00%, 01/01/2052	1,347,627
1,105,000	(GNMA) 3.50%, 03/01/2051	1,098,629
605,000	(GNMA) 4.00%, 03/01/2050	609,024
300,000	(GNMA) 4.75%, 03/01/2049	301,669
10,045,000	(GNMA) 5.75%, 01/01/2056	10,851,143
9,265,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	9,602,347
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,363,754
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	1,899,223
		80,755,118
	Virginia - 5.6%
	FHLMC Multifamily VRD Certificates, VA, Rev
23,690,828	4.53%, 11/25/2042(1)	22,828,960
12,903,626	(FHLMC) 4.76%, 08/25/2041(1)	13,159,853
		35,988,813
	Washington - 0.1%
	Washington State Housing Finance Commission, WA, Rev
440,000	4.00%, 12/01/2048	441,479
355,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	357,065
		798,544
	Wisconsin - 0.8%
5,412,973	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	5,072,482
	Wyoming - 0.0%
175,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	175,511
	Total Municipal Bonds (cost $473,624,607)	$462,294,448
U.S. GOVERNMENT AGENCIES - 5.7%
	Mortgage-Backed Agencies - 5.7%
	Federal Home Loan Mortgage Corp. - 5.7%
11,190,695	4.05%, 08/01/2040	$10,583,621
25,494,068	4.57%, 04/25/2042(1)	25,950,214
	Total U.S. Government Agencies (cost $36,856,863)	$36,533,835
U.S. GOVERNMENT SECURITIES - 8.9%
	U.S. Treasury Securities - 8.9%
	U.S. Treasury Notes - 8.9%
23,050,000	3.88%, 03/31/2031	$22,524,172

43

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 8.9% - (continued)
	U.S. Treasury Securities - 8.9% - (continued)
	U.S. Treasury Notes - 8.9% - (continued)
$ 34,897,000	4.38%, 05/15/2036		$33,980,954
	Total U.S. Government Securities (cost $57,118,470)		$56,505,126
	Total Long-Term Investments (cost $584,939,820)		$572,356,497
SHORT-TERM INVESTMENTS - 9.5%
	U.S. Treasury Securities - 9.5%
	U.S. Treasury Bills - 9.5%
16,548,000	3.53%, 01/21/2027(4)		$16,247,705
1,151,000	3.58%, 10/15/2026(4)		1,142,406
44,859,000	3.69%, 05/13/2027(4)		43,517,587
	Total Short-Term Investments (cost $60,975,485)		$60,907,698
	Total Investments (cost $645,915,305)	99.1%	$633,264,195
	Other Assets and Liabilities	0.9%	5,869,626
	Net Assets	100.0%	$639,133,821
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$4,817,038, representing 0.8% of net assets.

(3)	Security is a zero-coupon bond.
(4)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$17,023,088	$—	$17,023,088	$—
Municipal Bonds	462,294,448	—	462,294,448	—
U.S. Government Agencies	36,533,835	—	36,533,835	—
U.S. Government Securities	56,505,126	—	56,505,126	—
Short-Term Investments	60,907,698	—	60,907,698	—
Total	$633,264,195	$—	$633,264,195	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

44

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Banks - 3.3%
99,039	East West Bancorp, Inc.	$12,974,109
64,648	Popular, Inc.	11,326,976
77,570	UMB Financial Corp.	11,304,276
		35,605,361
	Capital Goods - 12.9%
90,890	Advanced Drainage Systems, Inc.	12,586,447
101,165	BWX Technologies, Inc.	17,066,536
69,373	Dover Corp.	14,195,103
75,682	Hexcel Corp.	7,791,462
35,530	Hubbell, Inc.	16,789,702
68,164	IDEX Corp.	15,708,394
49,821	Lincoln Electric Holdings, Inc.	13,018,726
178,280	Masco Corp.	12,743,454
66,870	Regal Rexnord Corp.	13,723,730
35,533	Trane Technologies PLC	16,165,738
		139,789,292
	Commercial & Professional Services - 10.4%
59,184	Cintas Corp.	12,110,822
384,228	ExlService Holdings, Inc.*	13,036,856
111,611	Leidos Holdings, Inc.	12,902,232
107,675	RB Global, Inc.	11,816,254
593,962	Rentokil Initial PLC ADR(1)	13,874,952
74,974	Republic Services, Inc.	15,785,776
144,317	Veralto Corp.	13,590,332
101,766	Verisk Analytics, Inc.	19,829,105
		112,946,329
	Consumer Discretionary Distribution & Retail - 3.5%
63,118	Burlington Stores, Inc.*	23,257,721
458,587	Tractor Supply Co.	14,110,722
		37,368,443
	Consumer Durables & Apparel - 1.5%
42,583	Ralph Lauren Corp.	16,196,018
	Consumer Services - 4.7%
279,206	Aramark	15,906,366
147,754	Churchill Downs, Inc.	12,455,662
332,732	DraftKings, Inc. Class A*	7,812,547
82,262	Hyatt Hotels Corp. Class A(1)	14,318,524
		50,493,099
	Energy - 5.8%
91,430	Diamondback Energy, Inc.	18,555,719
161,605	EQT Corp.	8,611,930
253,305	TechnipFMC PLC	18,151,836
54,661	Valero Energy Corp.	17,103,427
		62,422,912
	Equity Real Estate Investment Trusts (REITs) - 4.7%
490,057	Brixmor Property Group, Inc. REIT	15,441,696
114,477	Lamar Advertising Co. Class A, REIT	18,311,741
182,048	Ventas, Inc. REIT	17,023,309
		50,776,746
	Financial Services - 3.8%
39,292	Evercore, Inc. Class A	12,595,444
36,305	LPL Financial Holdings, Inc.	12,841,078
87,255	Raymond James Financial, Inc.	15,355,135
		40,791,657
	Food, Beverage & Tobacco - 2.2%
60,480	Hershey Co.	10,587,024
255,289	McCormick & Co., Inc.	12,994,210
		23,581,234
	Health Care Equipment & Services - 3.3%
127,724	Dexcom, Inc.*	10,658,568
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Health Care Equipment & Services - 3.3% - (continued)
64,302	Guardant Health, Inc.*	$10,416,281
110,130	Teleflex, Inc.	15,055,872
		36,130,721
	Insurance - 5.2%
39,557	Aon PLC Class A	14,262,276
82,748	Assurant, Inc.	23,102,414
80,902	Reinsurance Group of America, Inc. Class A	19,161,639
		56,526,329
	Materials - 1.7%
101,628	RPM International, Inc.	10,881,310
100,393	Westlake Corp.	7,077,706
		17,959,016
	Media & Entertainment - 1.7%
74,495	Take-Two Interactive Software, Inc.*	18,096,325
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
16,549	Mettler-Toledo International, Inc.*	23,438,349
30,384	Natera, Inc.*	8,135,620
25,970	Waters Corp.*	9,798,741
52,108	West Pharmaceutical Services, Inc.	17,766,743
		59,139,453
	Semiconductors & Semiconductor Equipment - 0.8%
45,592	Marvell Technology, Inc.	8,551,236
	Software & Services - 7.9%
398,106	Dynatrace, Inc.*	17,644,058
94,555	PTC, Inc.*	12,972,946
64,533	Snowflake, Inc.*	18,926,238
89,943	Twilio, Inc. Class A*	17,750,251
62,099	VeriSign, Inc.	18,009,952
		85,303,445
	Technology Hardware & Equipment - 11.9%
119,995	CDW Corp.	17,736,461
31,767	Ciena Corp.*	11,977,747
45,560	Coherent Corp.*	11,977,268
177,708	Everpure, Inc. Class A*	13,713,726
13,803	Fabrinet*	6,009,964
43,137	Keysight Technologies, Inc.*	13,764,154
112,461	Novanta, Inc.*	16,031,316
27,521	Teledyne Technologies, Inc.*	18,041,942
66,714	Zebra Technologies Corp. Class A*	19,601,908
		128,854,486
	Transportation - 1.2%
89,047	CH Robinson Worldwide, Inc.	13,154,913
	Utilities - 4.8%
242,006	Alliant Energy Corp.	17,129,185
139,830	Ameren Corp.	15,326,766
220,822	NiSource, Inc.	9,811,122
267,978	PPL Corp.	9,435,505
		51,702,578
	Total Common Stocks (cost $793,774,399)	$1,045,389,593

45

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0%
	Securities Lending Collateral - 1.0%
11,023,569	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$11,023,569
	Total Short-Term Investments (cost $11,023,569)		$11,023,569
	Total Investments (cost $804,797,968)	97.8%	$1,056,413,162
	Other Assets and Liabilities	2.2%	24,277,106
	Net Assets	100.0%	$1,080,690,268
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,045,389,593	$1,045,389,593	$—	$—
Short-Term Investments	11,023,569	11,023,569	—	—
Total	$1,056,413,162	$1,056,413,162	$—	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

46

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Banks - 8.2%
105,217	First BanCorp	$3,043,928
46,559	First Bancorp/Southern Pines NC	2,927,164
19,760	QCR Holdings, Inc.	2,034,292
74,227	Seacoast Banking Corp. of Florida	2,578,646
19,597	Southstate Bank Corp.	2,059,449
39,862	United Community Banks, Inc.	1,412,709
		14,056,188
	Capital Goods - 16.4%
7,334	Enpro, Inc.	2,302,289
7,805	ESCO Technologies, Inc.	2,460,838
111,320	Hayward Holdings, Inc.*	1,684,272
30,956	Hexcel Corp.	3,186,920
110,581	Kornit Digital Ltd.*	1,683,043
24,558	McGrath RentCorp	2,827,854
12,895	Modine Manufacturing Co.*	2,592,669
6,585	Moog, Inc. Class A	2,567,162
17,094	Primoris Services Corp.	1,442,905
10,964	Simpson Manufacturing Co., Inc.	2,058,381
29,718	V2X, Inc.*	2,681,752
72,093	WillScot Holdings Corp.	1,750,418
59,788	York Space Systems, Inc.*(1)	880,677
		28,119,180
	Commercial & Professional Services - 9.2%
196,920	ACV Auctions, Inc. Class A*	1,474,931
27,482	Casella Waste Systems, Inc. Class A*	2,465,410
52,161	Interface, Inc.	1,787,036
84,050	Mobility Global, Inc.*	1,712,939
13,785	MSA Safety, Inc.	2,622,872
49,495	Robert Half, Inc.	1,870,911
53,095	Tetra Tech, Inc.	1,760,630
23,212	UL Solutions, Inc. Class A	2,127,148
		15,821,877
	Consumer Discretionary Distribution & Retail - 0.7%
4,343	Group 1 Automotive, Inc.	1,245,442
	Consumer Durables & Apparel - 3.7%
5,658	Cavco Industries, Inc.*	3,095,096
13,513	Mohawk Industries, Inc.*	1,663,450
44,292	Oxford Industries, Inc.(1)	1,679,553
		6,438,099
	Consumer Services - 3.0%
25,405	Churchill Downs, Inc.	2,141,641
147,585	McGraw Hill, Inc.*	1,617,532
28,990	Pursuit Attractions & Hospitality, Inc.*	1,464,865
		5,224,038
	Consumer Staples Distribution & Retail - 2.9%
23,512	Chefs' Warehouse, Inc.*	2,712,109
109,504	Yesway, Inc. Class A*	2,290,824
		5,002,933
	Energy - 4.9%
27,103	Cactus, Inc. Class A	1,761,966
65,145	Flowco Holdings, Inc. Class A	1,332,215
7,445	Gulfport Energy Corp.*	1,201,400
79,558	HMH Holding, Inc. Class A*	1,654,011
115,376	Permian Resources Corp. Class A	2,458,662
		8,408,254
	Equity Real Estate Investment Trusts (REITs) - 3.9%
183,265	Douglas Emmett, Inc. REIT	2,166,192
55,411	Smartstop Self Storage, Inc. REIT	1,858,485
37,908	Terreno Realty Corp. REIT	2,716,108
		6,740,785
	Financial Services - 4.1%
21,111	Bread Financial Holdings, Inc.	2,281,466
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Financial Services - 4.1% - (continued)
14,162	Houlihan Lokey, Inc.	$1,777,189
173,570	Perella Weinberg Partners	3,063,511
		7,122,166
	Health Care Equipment & Services - 8.9%
27,687	ICU Medical, Inc.*	4,665,536
21,057	IRhythm Holdings, Inc.*	2,467,249
52,666	Kestra Medical Technologies Ltd.*(1)	1,202,365
173,848	NeoGenomics, Inc.*	2,658,136
18,456	RadNet, Inc.*	1,177,123
39,530	U.S. Physical Therapy, Inc.	3,125,242
		15,295,651
	Insurance - 5.0%
15,279	Axis Capital Holdings Ltd.	1,609,184
67,441	Bowhead Specialty Holdings, Inc.*	2,063,020
13,257	Reinsurance Group of America, Inc. Class A	3,139,921
19,514	Selective Insurance Group, Inc.	1,849,732
		8,661,857
	Materials - 4.7%
17,963	Balchem Corp.	3,009,790
9,975	Hawkins, Inc.	1,277,099
10,353	Materion Corp.	2,182,827
9,736	Quaker Chemical Corp.	1,562,823
		8,032,539
	Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
59,558	Azenta, Inc.*(1)	1,675,366
36,827	BioLife Solutions, Inc.*	1,151,949
25,441	Repligen Corp.*	3,587,435
		6,414,750
	Semiconductors & Semiconductor Equipment - 1.8%
4,995	MACOM Technology Solutions Holdings, Inc.*	1,255,943
14,826	Semtech Corp.*	1,746,799
		3,002,742
	Software & Services - 5.0%
75,045	Bitdeer Technologies Group Class A*(1)	789,473
82,873	Box, Inc. Class A*	2,614,643
253,352	CCC Intelligent Solutions Holdings, Inc.*	1,542,914
20,318	Commvault Systems, Inc.*	2,393,461
19,831	Dolby Laboratories, Inc. Class A	1,166,261
		8,506,752
	Technology Hardware & Equipment - 5.6%
2,341	Ciena Corp.*	882,674
1,430	Lumentum Holdings, Inc.*	1,020,934
163,481	Mirion Technologies, Inc.*	2,448,945
21,381	Novanta, Inc.*(1)	3,047,862
60,264	Viavi Solutions, Inc.*	2,226,755
		9,627,170
	Telecommunication Services - 0.8%
29,042	Iridium Communications, Inc.	1,374,848
	Transportation - 1.0%
13,354	Kirby Corp.*	1,751,244
	Utilities - 3.5%
12,176	Chesapeake Utilities Corp.	1,616,729
38,555	H2O America(1)	2,364,578
13,607	IDACORP, Inc.(1)	1,944,577
		5,925,884
	Total Common Stocks (cost $115,261,668)	$166,772,399

47

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.6%
	Securities Lending Collateral - 2.6%
4,391,760	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$4,391,760
	Total Short-Term Investments (cost $4,391,760)		$4,391,760
	Total Investments (cost $119,653,428)	99.6%	$171,164,159
	Other Assets and Liabilities	0.4%	739,011
	Net Assets	100.0%	$171,903,170
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$166,772,399	$166,772,399	$—	$—
Short-Term Investments	4,391,760	4,391,760	—	—
Total	$171,164,159	$171,164,159	$—	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

48

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Bank of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland Zloty
PYG	Paraguay Guarani
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
FTSE	Financial Times and Stock Exchange
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
S&P	Standard & Poor's
SGX	Singapore Exchange
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
ASA	Allmennaksjeselskap
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
Tbk	Terbuka
TLREF	Turkish Lira Overnight Reference Rate

49